UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (48.0%)
$16,000	Banc of America Securities, (dated 09/30/09; proceeds $16,000,018; fully collateralized by Federal Farm Credit Bank, 0.00% due 03/30/10; Federal Home Loan Mortgage Corp., 0.00%, due 11/15/28; valued at $16,320,562)	0.04%	10/01/09	$16,000,000
27,581	Barclays Capital LLC, (dated 09/30/09; proceeds $27,581,023; fully collateralized by U.S. Treasury Note, 2.375% due 09/30/14; valued at $28,132,719)	0.03	10/01/09	27,581,000
35,000	BNP Paribas Securities, (dated 09/30/09; proceeds $35,000,058; fully collateralized by Federal National Mortgage Assoc., 4.50% - 6.50%, due 03/01/12 - 12/01/48; Federal Home Loan Mortgage Corp., 4.00% - 7.50%, due 12/01/13 - 11/01/38, Government National Mortgage Assoc., 6.00%, due 05/15/35, valued at $36,050,000)	0.06	10/01/09	35,000,000
	Total Repurchase Agreements (Cost $78,581,000)			78,581,000

	Commercial Paper (22.0%)
	International Banks
6,000	Calyon North America, Inc.	0.33	11/05/09	5,998,075
4,000	Lloyds TSB Bank PLC	0.43	10/22/09	3,998,997
8,500	NRW Bank (a)	0.40-0.45	10/05/09- 11/13/09	8,496,664
3,000	RBS Holdings USA, Inc.	0.55	11/24/09	2,997,525
8,000	Svenska Handelsbanken AB	0.26	11/30/09	7,996,533
6,500	UBS Finance (Delaware) LLC	0.37	11/24/09	6,496,392
	Total Commercial Paper (Cost $35,984,186)			35,984,186

	Floating Rate Notes (15.3%)
	International Banks (6.1%)
5,000	Societe Generale N.Y., Inc.	0.37(b)	11/05/09(c)	5,000,000
5,000	Westpac Banking Corp. (a)	0.33(b)	12/08/09(c)	5,000,000
				10,000,000

	U.S. Government Agencies (9.2%)
15,000	Federal Home Loan Banks	0.26-0.27(b)	11/08/09-11/19/09(c)	14,994,047
	Total Floating Rate Notes (Cost $24,994,047)			24,994,047

	Certificates of Deposit (14.7%)
5,000	Banco Bilbao Vizcaya Argentina - NY	0.35	03/29/10	5,000,124
6,000	Bank of Montreal - Chicago	0.25	11/16/09	6,000,000
8,000	Barclays Bank PLC - NY	0.75	02/11/10	8,000,000
5,000	Royal Bank of Scotland PLC	0.50	10/13/09	5,000,000

	Total Certificates of Deposit (Cost $24,000,124)			24,000,124

	Total Investments (Cost $163,559,357) (d)		100.0%	163,559,357
	Liabilities in Excess of Other Assets		(0.0)	(21,695)
	Net Assets		100.0%	$163,537,662

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at September 30, 2009.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

1

MS Select Money Market

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments
Commercial Paper	$35,984,186	—	$35,984,186	—
Repurchase Agreements	78,581,000	—	78,581,000	—
Floating Rate Notes - Corporate	10,000,000	—	10,000,000	—
Floating Rate Notes - U.S. Government Agencies	14,994,047	—	14,994,047	—
Certificates of Deposit	24,000,124	—	24,000,124	—
Total	$163,559,357	—	$163,559,357	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
		Foreign Government & Corporate Bonds (18.0%)
		Argentina (0.2%)
		Foreign Government Obligations
	$202	Argentina Bonos	0.943%(a)	08/03/12	$61,761
	20	Argentina Government International Bond	8.28	12/31/33	13,635
		Total Argentina			75,396

		Australia (0.5%)
		Brewery (0.1%)
	35	FBG Finance Ltd. (144A) (b)	5.125	06/15/15	36,541

		Diversified Minerals (0.1%)
	25	Rio Tinto Finance Ltd.	6.50	07/15/18	26,929

		Government Guaranteed Non-U.S. (0.3%)
	100	National Australia Bank Ltd. (144A) (b)	3.375	07/08/14	101,493
		Total Australia			164,963

		Belgium (0.2%)
		Food-Retail
	70	Delhaize Group SA	5.875	02/01/14	75,460

		Belize (0.0%)
		Foreign Government Obligation
	2	Belize Government International Bond	4.25	02/20/29	1,110

		Bermuda (0.3%)
		Multi-line Insurance
	150	Catlin Insurance Co. Ltd. (144A) (b)	7.249(a)	12/31/49(c)	101,250

		Brazil (1.6%)
		Foreign Government Obligations
	200	Banco Nacional de Desenvolvimento Economico e Social (144A) (b)	6.369	06/16/18	211,250
BRL	120	Brazil Notas do Tesouro Nacional Serie F	10.00	01/01/17	61,033
	$150	Brazilian Government International Bond	5.875	01/15/19	162,000
	10	Brazilian Government International Bond	7.125	01/20/37	11,975
	30	Brazilian Government International Bond	11.00	08/17/40	40,500
		Total Brazil			486,758

		Canada (2.0%)
		Agricultural Chemicals (0.2%)
	20	Potash Corp. of Saskatchewan, Inc.	4.875	03/30/20	20,018
	40	Potash Corp. of Saskatchewan, Inc.	5.875	12/01/36	41,216
	10	Potash Corp. of Saskatchewan, Inc.	6.50	05/15/19	11,227
					72,461
		Diversified Manufactured Operation (0.6%)
	200	Bombardier, Inc. (144A) (b)	6.30	05/01/14	194,000

		Diversified Minerals (0.4%)
	105	Teck Resources Ltd.	10.25	05/15/16	119,175

		Oil Company-Exploration&Production (0.3%)
	20	Devon Financing Corp. ULC	7.875	09/30/31	24,844
	55	EnCana Corp.	5.90	12/01/17	58,833
					83,677
		Pipelines (0.4%)
	120	Kinder Morgan Finance Co. ULC	5.70	01/05/16	114,900

		Real Estate Operation/Development (0.1%)
	10	Brookfield Asset Management, Inc.	5.80	04/25/17	8,615
	25	Brookfield Asset Management, Inc.	7.125	06/15/12	25,260
					33,875
		Total Canada			618,088

1

		Cayman Islands (0.4%)
		Aerospace/Defense (0.1%)
	$51	Systems 2001 Asset Trust (144A) (b)	6.664%	09/15/13	$50,654

		Diversified Minerals (0.2%)
	50	Vale Overseas Ltd.	5.625	09/15/19	51,109

		Oil&Gas Drilling (0.1%)
	30	Transocean, Inc.	6.00	03/15/18	32,101
		Total Cayman Islands			133,864

		France (0.5%)
		Electric-Integrated (0.2%)
	55	Electricite de France (EDF) (144A) (b)	6.50	01/26/19	63,132

		Multimedia (0.1%)
	40	Vivendi (144A) (b)	6.625	04/04/18	43,067

		Seismic Data Collection (0.1%)
	25	Cie Generale de Geophysique-Veritas	7.50	05/15/15	25,000

		Telephone-Integrated (0.1%)
	15	France Telecom SA	8.50	03/01/31	20,800
		Total France			151,999

		Germany (0.2%)
		Special Purpose Banks
	60	Kreditanstalt fuer Wiederaufbau	4.875	06/17/19	65,372

		Ghana (0.3%)
		Foreign Government Obligation
	100	Republic of Ghana (144A) (b)	8.50	10/04/17	100,500

		Indonesia (0.9%)
		Foreign Government Obligations (0.8%)
	100	Indonesia Government International Bond (144A) (b)	11.625	03/04/19	141,250
	100	Indonesia Government International Bond	7.75	01/17/38	111,500
					252,750
		Paper & Related Products (0.1%)
	264	Tjiwi Kimia Finance BV (144A) (d)	0.00	04/29/27	3,954
	19	Tjiwi Kimia Finance BV (144A) (d)	3.05	04/29/15	4,256
	107	Tjiwi Kimia Finance BV (144A) (d)	3.094	04/29/18	19,744
					27,954
		Total Indonesia			280,704

		Luxembourg (2.0%)
		Diversified Manufactured Operation (0.5%)
	155	Tyco Electronics Group SA	5.95	01/15/14	161,533

		Steel-Producers (0.5%)
	130	ArcelorMittal	9.85	06/01/19	154,014

		Telecommunication Services (0.6%)
	180	Wind Acquisition Finance SA (144A) (b)	10.75(a)	12/01/15	198,900

		Telephone-Integrated (0.4%)
	80	Telecom Italia Capital SA	6.999	06/04/18	88,552
	30	Telecom Italia Capital SA	7.175	06/18/19	33,535
					122,087
		Total Luxembourg			636,534

		Mexico (1.0%)
		Foreign Government Obligations
MXN	320	Mexican Bonos (Series M 20)	10.00	12/05/24	27,410
	880	Mexican Bonos (Series M 30)	8.50	11/18/38	63,433
	$100	Mexico Government International Bond (Series A)	6.75%	09/27/34	$110,500

2

20	United Mexican States	6.05	01/11/40	20,050
98	United Mexican States (MTN)	5.95	03/19/19	103,390
	Total Mexico			324,783

	Netherlands (1.9%)
	Electric-Generation (0.4%)
130	Intergen (144A) (b)	9.00	06/30/17	134,550

	Electric-Integrated (0.3%)
75	E.ON International Finance BV (144A) (b)	5.80	04/30/18	80,849

	Electronic Component (0.1%)
40	Koninklijke Philips Electronics N.V.	5.75	03/11/18	43,115

	Oil Company-Exploration&Production (0.7%)
200	KazMunaiGaz Finance Sub BV (144A) (b)	9.125	07/02/18	218,000

	Telephone-Integrated (0.4%)
25	Deutsche Telekom International Finance BV	8.75	06/15/30	32,463
70	Telefonica Europe BV	8.25	09/15/30	90,902
				123,365
	Total Netherlands			599,879

	Peru (0.6%)
	Foreign Government Obligations
10	Peruvian Government International Bond	7.35	07/21/25	11,725
96	Peruvian Government International Bond	8.75	11/21/33	128,640
40	Republic of Peru	7.125	03/30/19	46,340
	Total Peru			186,705

	Philippines (0.3%)
	Foreign Government Obligation
87	Philippine Government International Bond	8.875	03/17/15	105,052

	Poland (0.1%)
	Foreign Government Obligation
20	Poland Government International Bond	6.375	07/15/19	22,568

	Russia (1.1%)
	Foreign Government Obligations
157	Russian Foreign Bond - Eurobond	7.50(a)	03/31/30	172,397
14	Russian Foreign Bond - Eurobond	8.25	03/31/10	14,615
90	Russian Foreign Bond - Eurobond	12.75	06/24/28	150,300
	Total Russia			337,312

	Singapore (0.2%)
	Electronic Component
53	Flextronics International Ltd.	6.50	05/15/13	51,940

	South Korea (0.1%)
	Foreign Government Obligation
20	Republic of Korea	5.75	04/16/14	21,609

	Switzerland (0.5%)
	Commercial Banks (0.4%)
110	Credit Suisse	5.30	08/13/19	113,004
15	Credit Suisse	6.00	02/15/18	15,730
				128,734
	Oil-Field Services (0.1%)
30	Weatherford International Ltd.	6.00	03/15/18	31,135
	Total Switzerland			159,869

3

		Turkey (1.0%)
		Foreign Government Obligations
TRY	100	Turkey Government Bond	0.00%	05/11/11	$59,013
	40	Turkey Government Bond	11.00	08/06/14	27,372
	30	Turkey Government Bond	16.00	03/07/12	23,127
	$100	Turkey Government International Bond	6.75	04/03/18	105,880
	17	Turkey Government International Bond	6.875	03/17/36	17,085
	15	Turkey Government International Bond	8.00	02/14/34	17,120
	27	Turkey Government International Bond	11.00	01/14/13	32,570
	19	Turkey Government International Bond	11.875	01/15/30	30,732
		Total Turkey			312,899

		United Kingdom (1.3%)
		Advertising Services (0.3%)
	100	WPP Finance	8.00	09/15/14	109,807

		Beverages-Wine/Spirits (0.2%)
	45	Diageo Capital PLC	7.375	01/15/14	52,199

		Commercial Banks Non-U.S. (0.2%)
	65	Barclays Bank PLC	6.75	05/22/19	72,829

		Telephone-Integrated (0.5%)
	40	Virgin Media Finance PLC	8.75	04/15/14	41,000
	100	Virgin Media Finance PLC	9.125	08/15/16	103,250
					144,250
		Tobacco (0.1%)
	30	BAT International Finance PLC (144A) (b)	9.50	11/15/18	38,974
		Total United Kingdom			418,059

		Uruguay (0.0%)
		Foreign Government Obligation
	10	Uruguay Government International Bond	8.00	11/18/22	11,250

		Venezuela (0.8%)
		Foreign Government Obligations
	150	Venezuela Government International Bond	7.65	04/21/25	99,750
	50	Venezuela Government International Bond	8.50	10/08/14	44,750
	50	Venezuela Government International Bond	9.25	09/15/27	40,500
	80	Venezuela Government International Bond	10.75	09/19/13	79,600
		Total Venezuela			264,600

		Total Foreign Government & Corporate Bonds (Cost $5,516,019)			5,708,523

		Domestic Corporate Bonds (48.7%)
		Advanced Materials/Products (0.1%)
	40	Hexcel Corp.	6.75	02/01/15	38,300

		Advertising Agencies (0.2%)
	50	Omnicom Group, Inc.	6.25	07/15/19	54,037

		Aerospace/Defense (0.1%)
	30	Boeing Co. (The)	6.00	03/15/19	33,713

		Agricultural Operations (0.1%)
	25	Bunge Ltd. Finance Corp.	8.50	06/15/19	28,870

		Applications Software (0.1%)
	25	Microsoft Corp.	4.20	06/01/19	25,790

		Auto-Cars/Light Trucks (0.1%)
	30	Daimler Finance North America LLC	7.30	01/15/12	32,381

		Beverages-Non-alcoholic (0.1%)
	30	Dr Pepper Snapple Group, Inc.	6.82	05/01/18	34,160

		Beverages-Wine/Spirits (0.5%)
	155	Constellation Brands, Inc.	7.25	05/15/17	155,000

		Brewery (0.1%)
	$45	Anheuser-Busch InBev Worldwide, Inc. (144A) (b)	5.375%	11/15/14	$48,068

4

	Building Product-Cement/Aggregation (0.1%)
20	CRH America, Inc.	6.00	09/30/16	20,533
25	Holcim US Finance Sarl & Cie SCS (144A) (b)	6.00	12/30/19	25,352
				45,885
	Cable/Satellite TV (2.9%)
130	Charter Communications Operating LLC (144A) (b)	12.875	09/15/14	141,375
65	Comcast Corp.	5.70	05/15/18	68,455
30	COX Communications, Inc. (144A) (b)	8.375	03/01/39	37,123
305	CSC Holdings, Inc. (144A) (b)	8.625	02/15/19	324,062
125	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	134,375
65	DISH DBS Corp.	6.625	10/01/14	63,375
60	DISH DBS Corp.	7.00	10/01/13	60,750
40	Time Warner Cable, Inc.	6.75	07/01/18	44,264
5	Time Warner Cable, Inc.	8.25	04/01/19	6,054
35	Time Warner Cable, Inc.	8.75	02/14/19	43,190
				923,023
	Casino Gaming (0.0%)
840	Aladdin Gaming Holdings LLC (Series B) (d)(e)(f)	13.50	03/01/10	0

	Casino Hotels (1.7%)
110	Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (144A) (b)	11.25	06/01/17	113,575
90	Las Vegas Sands Corp.	6.375	02/15/15	81,000
225	MGM Mirage (144A) (b)	10.375	05/15/14	241,312
105	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.625	12/01/14	101,850
				537,737
	Cellular Telephone (0.2%)
30	Cellco Partnership / Verizon Wireless Capital LLC (144A) (b)	5.55	02/01/14	32,452
50	Nextel Communications, Inc. (Series E)	6.875	10/31/13	46,625
				79,077
	Chemicals-Other (0.8%)
240	Innophos, Inc.	8.875	08/15/14	243,600

	Chemicals: Major Diversified (0.4%)
35	Du Pont (E.I.) de Nemours & Co.	6.00	07/15/18	39,214
80	Westlake Chemical Corp.	6.625	01/15/16	75,600
				114,814
	Chemicals: Specialty (0.6%)
165	JohnsonDiversey, Inc. (Series B)	9.625	05/15/12	168,300
29	Nalco Co.	7.75	11/15/11	29,145
				197,445
	Coal (0.4%)
35	Foundation PA Coal Co. LLC	7.25	08/01/14	34,956
90	Massey Energy Co.	6.875	12/15/13	87,300
				122,256
	Commercial Banks-Southern U.S. (0.2%)
45	BB&T Corp. (MTN)	6.85	04/30/19	50,427

	Commercial Services (0.3%)
80	Ticketmaster Entertainment, Inc.	10.75	08/01/16	82,400

	Computer Services (0.4%)
105	Sungard Data Systems, Inc.	9.125	08/15/13	106,575
30	Sungard Data Systems, Inc. (144A) (b)	10.625	05/15/15	31,950
				138,525
	Computers (0.1%)
45	Hewlett-Packard Co.	4.75	06/02/14	48,348

5

	Containers-Paper/Plastic (1.2%)
$110	Berry Plastics Corp.	8.875%	09/15/14	$105,325
150	Graphic Packaging International, Inc.	9.50	08/15/13	155,250
125	Solo Cup Co.	8.50	02/15/14	120,000
				380,575
	Cosmetics & Toiletries (0.1%)
45	Procter & Gamble Co. (The)	4.70	02/15/19	47,119

	Data Processing Services (0.3%)
75	First Data Corp.	9.875	09/24/15	69,656
30	Fiserv, Inc.	6.80	11/20/17	33,177
				102,833
	Decision Support Software (0.3%)
100	Vangent, Inc.	9.625	02/15/15	93,625

	Divers Operation/Commercial Service (0.5%)
145	ARAMARK Corp.	8.50	02/01/15	146,994

	Diversified Banking Institution (1.8%)
25	Citigroup, Inc. (g)	8.125	07/15/39	28,069
160	Citigroup, Inc. (g)	8.50	05/22/19	180,918
139	GMAC, Inc. (144A) (b)	6.875	09/15/11	132,745
55	Goldman Sachs Group, Inc. (The)	3.625	08/01/12	56,501
120	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	126,438
45	JPMorgan Chase & Co.	6.00	01/15/18	48,379
				573,050
	Diversified Financial Service (0.4%)
20	General Electric Capital Corp.	5.625	05/01/18	19,937
105	General Electric Capital Corp. (MTN)	6.00	08/07/19	106,713
				126,650
	Diversified Manufactured Operation (0.9%)
45	Cooper US, Inc.	5.25	11/15/12	48,782
215	General Electric Co.	5.25	12/06/17	221,008
26	Koppers, Inc.	9.875	10/15/13	26,975
				296,765
	E-Commerce/Services (0.5%)
140	Expedia, Inc. (144A) (b)	8.50	07/01/16	148,400

	Electric Products-Miscellaneous (0.1%)
10	Emerson Electric Co.	4.875	10/15/19	10,602
15	Emerson Electric Co.	5.00	04/15/19	15,989
				26,591
	Electric-Distribution (0.2%)
50	Detroit Edison Co. (The)	6.125	10/01/10	52,559

	Electric-Generation (1.3%)
80	AES Corp. (The)	7.75	03/01/14	81,000
85	AES Corp. (The)	8.00	06/01/20	84,788
20	Edison Mission Energy	7.00	05/15/17	16,800
45	Edison Mission Energy	7.75	06/15/16	39,600
76	Homer City Funding LLC	8.137	10/01/19	73,720
104	Midwest Generation LLC (Series B)	8.56	01/02/16	105,915
				401,823
	Electric-Integrated (2.6%)
125	Exelon Generation Co. LLC	5.20	10/01/19	126,612
40	FirstEnergy Solutions Corp. (144A) (b)	6.05	08/15/21	41,422
30	Ipalco Enterprises, Inc.	8.625	11/14/11	30,900
245	Mirant Americas Generation LLC	8.50	10/01/21	214,375
30	NiSource Finance Corp.	6.80	01/15/19	30,767
55	Ohio Power Co. (Series K)	6.00	06/01/16	59,257
5	Pacificorp	5.50	01/15/19	5,441

6

$60	PPL Energy Supply LLC	6.50%	05/01/18	$64,760
45	Progress Energy, Inc.	7.05	03/15/19	52,488
15	Public Service Co. of Colorado	5.125	06/01/19	16,111
20	Public Service Co. of Colorado	5.80	08/01/18	22,363
80	Texas Competitive Electric Holdings Co. LLC (Series A)	10.25	11/01/15	58,000
25	Union Electric Co.	6.70	02/01/19	28,265
45	Virginia Electric & Power Co.	8.875	11/15/38	64,220
				814,981
	Electronic Measuring Instrument (0.1%)
40	Agilent Technologies, Inc.	5.50	09/14/15	41,197

	Electronics-Military (0.1%)
25	L-3 Communications Corp.	5.875	01/15/15	25,000

	Enterprise Software/Service (0.0%)
5	Oracle Corp.	5.75	04/15/18	5,519

	Finance-Auto Loans (0.4%)
135	Ford Motor Credit Co. LLC	7.25	10/25/11	131,174

	Finance-Consumer Loans (0.1%)
35	SLM Corp. (MTN)	8.45	06/15/18	27,952

	Finance-Credit Card (0.5%)
110	American Express Co.	8.125	05/20/19	130,321
35	American Express Credit Corp.	5.125	08/25/14	36,244
				166,565
	Finance-Investment Banker/Broker (0.4%)
25	Bear Stearns Cos. LLC (The)	7.25	02/01/18	28,597
15	Credit Suisse USA, Inc.	5.125	08/15/15	15,856
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	95,422
				139,875
	Food-Meat Products (0.5%)
75	JBS USA LLC/JBS USA Finance, Inc. (144A) (b)	11.625	05/01/14	81,000
85	Smithfield Foods, Inc.	7.00	08/01/11	82,025
				163,025
	Food-Miscellaneous/Diversified (0.6%)
25	ConAgra Foods, Inc.	7.00	10/01/28	27,735
20	ConAgra Foods, Inc.	8.25	09/15/30	25,254
45	General Mills, Inc.	5.65	02/15/19	48,826
70	Kraft Foods, Inc.	6.125	08/23/18	74,376
				176,191
	Food-Retail (0.7%)
144	Delhaize America, Inc.	9.00	04/15/31	189,991
20	Kroger Co. (The) (WI)	3.90	10/01/15	20,186
				210,177
	Gold Mining (0.3%)
95	Newmont Mining Corp.	5.125	10/01/19	95,142

	Independent Power Producer (0.6%)
115	NRG Energy, Inc.	8.50	06/15/19	115,719
75	Orion Power Holdings, Inc.	12.00	05/01/10	78,000
				193,719
	Industrial Gases (0.1%)
35	Airgas, Inc. (144A) (b)	7.125	10/01/18	36,181

	Life/Health Insurance (0.2%)
30	Principal Financial Group, Inc.	8.875	05/15/19	36,005
35	Prudential Financial, Inc. (MTN)	6.625	12/01/37	35,856
				71,861

7

	Machinery-Construction & Mining (0.1%)
$15	Caterpillar, Inc.	6.05%	08/15/36	$16,475

	Machinery-Electric Utility (0.4%)
136	Ormat Funding Corp.	8.25	12/30/20	119,426

	Machinery-Farm (0.2%)
55	Case New Holland, Inc. (144A) (b)	7.75	09/01/13	55,000

	Medical Labs & Testing Services (0.3%)
100	Roche Holdings, Inc. (144A) (b)	6.00	03/01/19	111,517

	Medical Products (0.9%)
15	Baxter International, Inc.	5.375	06/01/18	16,284
65	Biomet, Inc.	11.625	10/15/17	71,175
91	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	93,048
60	Hospira, Inc.	0.763(a)	03/30/10	59,862
40	Invacare Corp.	9.75	02/15/15	42,600
				282,969
	Medical-Biomedical/Genetics (0.2%)
70	Amgen, Inc.	5.70	02/01/19	77,090

	Medical-Drugs (0.9%)
40	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	43,400
15	GlaxoSmithKline Capital, Inc.	5.65	05/15/18	16,461
60	Merck & Co., Inc.	5.00	06/30/19	64,134
55	Novartis Capital Corp.	4.125	02/10/14	58,135
55	Pfizer, Inc.	6.20	03/15/19	62,105
5	Wyeth	5.45	04/01/17	5,426
5	Wyeth	5.50	02/15/16	5,464
20	Wyeth	6.45	02/01/24	22,686
				277,811
	Medical-Generic Drugs (0.1%)
45	Watson Pharmaceuticals, Inc.	6.125	08/15/19	47,414

	Medical-HMO (0.2%)
50	UnitedHealth Group, Inc.	6.00	02/15/18	52,629

	Medical-Hospitals (1.1%)
45	CHS/Community Health Systems, Inc.	8.875	07/15/15	46,238
95	HCA, Inc.	5.75	03/15/14	84,312
125	HCA, Inc.	6.25	02/15/13	120,000
125	HCA, Inc.	7.69	06/15/25	102,132
				352,682
	Medical-Nursing Homes (0.4%)
135	Sun Healthcare Group, Inc.	9.125	04/15/15	135,000

	Medical-Outpatient/Home Medical (0.6%)
130	Select Medical Corp.	6.428(a)	09/15/15	115,050
65	Select Medical Corp.	7.625	02/01/15	61,181
				176,231
	Multi-line Insurance (0.4%)
40	Allstate Corp. (The)	7.45	05/16/19	47,760
65	MetLife, Inc.	7.717	02/15/19	76,655
				124,415
	Multimedia (0.5%)
65	News America, Inc.	7.85	03/01/39	76,331
30	Time Warner, Inc.	5.875	11/15/16	31,859
10	Viacom, Inc.	5.625	09/15/19	10,183
35	Viacom, Inc.	6.875	04/30/36	37,090
				155,463
	Networking Products (0.2%)
55	Cisco Systems, Inc.	4.95	02/15/19	57,923

8

$5	Cisco Systems, Inc.	5.90%	02/15/39	$5,432
				63,355
	Office Automation & Equipment (0.1%)
20	Xerox Corp.	6.35	05/15/18	20,827

	Oil Company-Exploration & Production (5.1%)
100	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. (144A) (b)	10.75	02/01/18	104,250
110	Chaparral Energy, Inc.	8.875	02/01/17	89,100
320	Chesapeake Energy Corp.	7.50	09/15/13	319,600
155	Denbury Resources, Inc.	9.75	03/01/16	165,462
70	Forest Oil Corp.	7.25	06/15/19	65,800
55	Forest Oil Corp.	7.75	05/01/14	54,175
95	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (b)	7.75	11/01/15	90,250
115	Newfield Exploration Co.	6.625	09/01/14	113,563
60	Pemex Project Funding Master Trust (144A) (b)	1.599(a)	06/15/10	59,700
80	PetroHawk Energy Corp. (144A) (b)	10.50	08/01/14	86,400
70	Plains Exploration & Production Co.	7.625	06/01/18	68,950
55	Plains Exploration & Production Co.	7.75	06/15/15	54,863
110	Plains Exploration & Production Co.	10.00	03/01/16	119,075
170	SandRidge Energy, Inc.	8.625	04/01/15	169,362
45	XTO Energy, Inc.	5.50	06/15/18	46,519
				1,607,069
	Oil Company-Integrated (0.1%)
30	ConocoPhillips	5.20	05/15/18	31,847

	Oil Refining & Marketing (0.4%)
120	Western Refining, Inc. (144A) (b)	11.25	06/15/17	114,000

	Oil-Field Services (0.1%)
35	Key Energy Services, Inc.	8.375	12/01/14	33,425

	Paper & Related Products (0.5%)
90	Georgia-Pacific LLC (144A) (b)	8.25	05/01/16	93,825
35	Glatfelter	7.125	05/01/16	34,212
30	International Paper Co.	7.50	08/15/21	31,850
				159,887
	Pharmacy Services (0.4%)
45	Medco Health Solutions, Inc.	7.125	03/15/18	51,072
70	Omnicare, Inc.	6.75	12/15/13	68,075
				119,147
	Physical Therapy/Rehabilitation Centers (0.3%)
75	Healthsouth Corp.	10.75	06/15/16	81,750

	Pipelines (1.5%)
20	CenterPoint Energy Resources Corp.	6.25	02/01/37	19,303
10	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	11,269
50	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	54,690
95	Pacific Energy Partners LP / Pacific Energy Finance Corp.	7.125	06/15/14	98,385
35	Sonat, Inc.	7.625	07/15/11	35,892
50	Texas Eastern Transmission LP	7.00	07/15/32	57,700
175	Williams Cos., Inc. (The)	7.875	09/01/21	189,662
				466,901
	Poultry (0.3%)
86	Pilgrim’s Pride Corp. (d)	7.625	05/01/15	94,170

	Property Trust (0.2%)
60	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (b)	6.75	09/02/19	60,799

	Property/Casualty Insurance (0.4%)
25	ACE INA Holdings, Inc.	5.60	05/15/15	27,088
25	ACE INA Holdings, Inc.	5.90	06/15/19	27,277

9

$60	Travelers Cos., Inc. (The)	5.90%	06/02/19	$67,359
				121,724
	Radio (0.1%)
45	Sirius XM Radio, Inc.	9.625	08/01/13	41,062

	REITS-Apartments (0.2%)
50	AvalonBay Communities, Inc.	6.10	03/15/20	51,632

	Rental Auto/Equipment (0.2%)
75	United Rentals North America, Inc.	6.50	02/15/12	75,562

	Resorts/Theme Parks (0.0%)
299	Resort at Summerlin LP (Series B) (d)(e)(f)(h)	13.00(i)	12/15/07	0

	Retail-Building Products (0.2%)
65	Home Depot, Inc. (The)	5.875	12/16/36	63,274

	Retail-Discount (0.1%)
30	Wal-Mart Stores, Inc.	4.125	02/01/19	30,198

	Retail-Drug Store (0.7%)
79	CVS Pass-Through Trust	6.036	12/10/28	76,793
185	RITE AID Corp.	8.625	03/01/15	151,469
				228,262
	Retail-Regional Department Store (0.7%)
135	Bon-Ton Department Stores, Inc. (The)	10.25	03/15/14	99,225
50	Kohl’s Corp.	6.875	12/15/37	56,093
70	Macy’s Retail Holdings, Inc.	5.90	12/01/16	64,484
				219,802
	Retail-Restaurants (0.2%)
20	Yum! Brands, Inc.	6.25	03/15/18	21,583
30	Yum! Brands, Inc.	6.875	11/15/37	33,344
				54,927
	Satellite Telecommunication (0.7%)
215	Intelsat Corp.	9.25	06/15/16	222,525

	Schools (0.2%)
55	Duke University	5.15	04/01/19	59,435

	Semiconductor Equipment (0.1%)
35	KLA-Tencor Corp.	6.90	05/01/18	36,643

	Special Purpose Entity (1.1%)
160	AIG SunAmerica Global Financing (144A) (b)	6.30	05/10/11	157,792
23	CA FM Lease Trust (144A) (b)	8.50	07/15/17	24,063
50	Harley-Davidson Funding Corp. (144A) (b)	6.80	06/15/18	48,767
150	NSG Holdings LLC / NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	135,000
				365,622
	Super-Regional Banks-U.S. (0.6%)
35	PNC Funding Corp.	6.70	06/10/19	38,804
145	Wells Fargo & Co.	5.625	12/11/17	152,557
				191,361
	Telecom Equipment Fiber Optics (0.1%)
25	Corning, Inc.	6.625	05/15/19	27,399

	Telecommunication Services (0.1%)
30	PAETEC Holding Corp. (144A) (b)	8.875	06/30/17	30,000

	Telephone-Integrated (2.1%)
75	AT&T Corp.	8.00	11/15/31	93,722
10	AT&T, Inc.	6.15	09/15/34	10,253
15	CenturyTel, Inc. (Series Q)	6.15	09/15/19	15,072
180	Citizens Communication Co.	9.00	08/15/31	177,300
125	Qwest Capital Funding, Inc.	7.25	02/15/11	125,625
70	Sprint Capital Corp.	6.90	05/01/19	63,000
30	Verizon Communications, Inc.	5.50	02/15/18	31,506

10

$125	Verizon Communications, Inc.	6.35%	04/01/19	$138,283
				654,761
	Tobacco (0.3%)
20	Altria Group, Inc.	9.25	08/06/19	24,481
35	Philip Morris International, Inc.	5.65	05/16/18	37,318
30	Reynolds American, Inc.	6.50	07/15/10	30,865
				92,664
	Transport-Rail (0.2%)
25	CSX Corp.	7.375	02/01/19	29,471
15	Norfolk Southern Corp. (144A) (b)	5.75	01/15/16	16,411
30	Union Pacific Corp.	6.125	02/15/20	33,606
				79,488
	Wire & Cable Products (0.6%)
185	Anixter, Inc.	10.00	03/15/14	196,100

	Total Domestic Corporate Bonds (Cost $15,453,603)			15,409,139

	Asset-Backed Securities (0.3%)
95	Capital Auto Receivables Asset Trust 2006-2 A3B	0.303(a)	05/15/11	94,523
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.516(a)	05/25/35	13,521

	Total Asset-Backed Securities (Cost $114,131)			108,044

	U.S. Government Agencies & Obligations (29.5%)
	Federal Home Loan Mortgage Corp.
150		3.00	07/28/14	153,088
200		6.75	03/15/31	262,511
200	Federal National Mortgage Assoc.	5.00	05/11/17	221,396
	U.S. Treasury Bond
300		4.25	05/15/39	310,453
725		5.375	02/15/31	861,618
	U.S. Treasury Note
900		0.875	05/31/11	902,426
3,300		1.00	09/30/11	3,303,610
312		1.50	12/31/13	305,590
520		1.75	01/31/14	513,663
690		1.75	03/31/14	679,165
480		3.00	08/31/16	483,000
181		4.00	08/15/18	191,139
44		4.75	08/15/17	49,043
	U.S. Treasury Strip
790		0.00	11/15/19	542,378
920		0.00	11/15/21	566,118
	Total U.S. Government Agencies & Obligations (Cost $9,185,108)			9,345,198

	Mortgage-Backed Securities (0.8%)
	Federal National Mortgage Assoc. (0.8%)
185		6.50	07/01/29-11/01/33	199,371
35		7.00	02/01/33	38,209
12		8.00	02/01/12	13,110
				250,690
	Government National Mortgage Assoc. (0.0%)
1		8.00	06/15/26	807
	Total Mortgage-Backed Securities (Cost $242,476)			251,497

	Municipal Bonds (0.4%)
75	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184	01/01/34	84,316
40	State of California	5.95	04/01/16	42,924

	Total Municipal Bonds (Cost $115,202)			127,240

11

	Collateralized Mortgage Obligations (0.3%)
	Private Issues (0.1%)
$123	American Home Mortgage Assets 2006-4 1A3	0.556%(a)	10/25/46	$14,724
365	Greenpoint Mortgage Funding Trust 2006-AR7 M2 (e)	0.676(a)	12/25/46	182
116	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.841(a)	04/25/46	19,570
				34,476
	U.S. Government Agency (0.2%)
	Federal National Mortgage Assoc. (IO)
77		6.50	12/01/29	7,975
162		7.00	11/01/19-12/01/34	21,513
137		8.00	06/01/35	20,981
				50,469
	Total Collateralized Mortgage Obligations (Cost $415,565)			84,945

NUMBER OF SHARES				VALUE
	Preferred Stock (0.2%)
	Finance-Rental/Leasing Company (0.2%)
82	Preferred Blocker, Inc. (144A) (Cost $34,389) (b)			47,691

	Common Stocks (0.0%)
	Casino Gaming (0.0%)
787	Fitzgeralds Gaming Corp. (e)(j)(k)			0

	Communications Equipment (0.0%)
1,171	Birch Telecom, Inc. (e)(j)(l)			12
563	Orbcomm, Inc. (j)			1,531
				1,543
	Diversified Telecommunication Services (0.0%)
109	XO Holdings, Inc. (j)			74

	Food Products (0.0%)
100	SFAC New Holdings, Inc. (e)(j)(m)			0
18	SFFB Holdings, Inc. (e)(j)			0
				0
	Multi-Utilities (0.0%)
13	PNM Resources, Inc. (h)			152

	Textile-Apparel (0.0%)
11,192	U.S. Leather, Inc. (e)(j)			0

	Wireless Telecommunication Services (0.0%)
46	USA Mobility, Inc. (h)			593

	Total Common Stocks (Cost $1,904,442)			2,362

NUMBER OF WARRANTS			EXPIRATION DATE	VALUE
	Warrants (0.0%)
	Telecommunication Services (j) (0.0%)
219	XO Holdings, Inc. (Series A)		01/16/10	5
164	XO Holdings, Inc. (Series B)		01/16/10	2
164	XO Holdings, Inc. (Series C)		01/16/10	1
				8
	Casino Hotels (0.0%)
9	Aladdin Gaming Enterprises, Inc. - 144A (b)(e)(j)		03/01/10	0

	Total Warrants (Cost $249)			8

12

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (3.8%)
	U.S. Government Obligation (n)(o) (1.2%)
$370	U.S. Treasury Bill (Cost $369,883)	0.27%	11/12/09	$369,883

NUMBER OF SHARES (000)
	Investment Company (p) (2.6%)
820	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $819,634)			819,634
	Total Short-Term Investments (Cost $1,189,517)			1,189,517

	Total Investments (Cost $34,170,701) (q)(r)		102.0%	32,274,164
	Liabilities in Excess of Other Assets		(2.0)	(637,064)
	Net Assets		100.0%	$31,637,100

IO	Interest Only Security.
MTN	Medium Term Note.
WI	Security purchased on a when-issued basis.
(a)	Floating rate security, rate shown is the rate in effect at September 30, 2009.
(b)	Resale is restricted to qualified institutional investors.
(c)	Security issued with perpetual maturity.
(d)	Non-income producing security; Bond in default.
(e)

Securities with a total market value equal to $194 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Such fair value measurements may be level 2 measurements if observable inputs are available.

(f)	Issuer in bankruptcy.
(g)	For the four months ended September 30, 2009, the cost of purchases of Citigroup Inc. domestic corporate bond, an affiliate of the Portfolio, was $112,586.
(h)	Acquired through exchange offer.
(i)	Payment-in-kind security.
(j)	Non-income producing security.
(k)	Resale is restricted, acquired (12/22/98) at a cost basis of $3,549.
(l)	Resale is restricted, acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
(m)	Resale is restricted, acquired (06/10/99) at a cost basis of $1.
(n)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(o)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(p)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(q)	Securities have been designated as collateral in connection with open futures contracts, securities purchased on a when-issued basis and open swap contracts.
(r)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:

BRL	Brazilian Real.
MXN	Mexican Peso.
TRY	Turkish Lira.

13

Forward Foreign Currency Contracts Open at September 30, 2009:

CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION
$55,895	KRW	67,600,000	10/26/2009	1,459
$28,953	RUB	890,000	12/28/2009	16
	Total Unrealized Appreciation			$1,475

Currency Abbreviations:
KRW	South Korean Won.
RUB	Russian Ruble.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
6	Long	U.S. Treasury Notes 2 Year, December 2009	$1,301,812	$6,783
4	Long	90 Day Euro$, March 2011	979,000	2,656
4	Long	90 Day Euro$, June 2011	975,800	2,240
4	Long	90 Day Euro$, September 2011	972,950	1,880
4	Long	90 Day Euro$, December 2011	970,200	1,706
8	Long	U.S. Treasury Notes 5 Year, December 2009	928,750	12,229
12	Short	U.S. Treasury Bonds 30 Year, December 2009	(1,456,500)	(31,646)
24	Short	U.S. Treasury Notes 10 Year, December 2009	(2,839,875)	(21,277)
		Net Unrealized Depreciation		$(25,429)

Credit Default Swap Contracts Open at September 30, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Merrill Lynch Capital Services Inc. Dow Jones Index	Sell	$1,100	1.00%	June 20, 2014	$35,825	(40,554)	$(4,729)	BBB-
Bank of America, N.A. Carnival Corp.	Buy	115	1.57	March 20, 2018	(2,972)	—	(2,972)	A-
Bank of America, N.A. Tyco Electronics Ltd.	Buy	125	5.00	June 20, 2014	(17,292)	(5,251)	(22,543)	BBB-
Goldman Sachs International Dow Jones Index	Sell	1,400	1.50	December 20, 2013	57,836	(47,087)	10,749	NR
Total Credit Default Swaps		$2,740			$73,397	$(92,892)	$(19,495)

NR Not Rated

+ Credit Rating as issued by Standard and Poors.

Interest Rate Swap Contracts Open at September 30, 2009:

COUNTERPARTY	NOTIONAL AMOUNT (000’s)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND†	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG***	EUR	2,320	Fixed Rate 5.0625%	Floating Rate 0.00#%	August 05, 2024	$16,873
UBS AG***	$1,812		Fixed Rate 4.66	Floating Rate 0.00#	May 27, 2019	17,431
Barclays Bank***	620		Fixed Rate 4.64	Floating Rate 0.00#	May 27, 2019	5,475
Deutsche Bank AG***	6,523		Fixed Rate 4.40	Floating Rate 0.00#	October 01, 2016	—
Deutsche Bank AG^^	750		Fixed Rate 0.00	Floating Rate 0.00#	November 15, 2021	(24,785)
Barclays Bank	142		Floating Rate 0.38#	Fixed Rate 4.04	May 27, 2039	(2,783)
UBS AG	420		Floating Rate 0.38#	Fixed Rate 4.04	May 27, 2039	(8,232)
Deutsche Bank AG***	EUR	1,910	Floating Rate 0.00#	Fixed Rate 4.46	August 05, 2019	(11,767)
Deutsche Bank AG***	$3,510		Floating Rate 0.00#	Fixed Rate 4.41	October 03, 2018	3,615
JPMorgan Chase Bank N.A. New York^^	535		Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2019	(35,457)
UBS AG^^	255		Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2019	(15,393)
Barclays Bank^^	920		Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2021	(67,723)
Deutsche Bank AG^^	750		Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2021	(42,585)
			Net Unrealized Depreciation			$(165,331)

^^	Portfolio will receive $250,453, and make payments of $203,364, $95,443, $412,031 and $323,462 respectively, on termination date.
#	Floating rate based on USD 3-Month LIBOR
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Currency Abbreviations:
	EUR	Euro.

MS Select Flexible Income

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Casino Gaming	$0	—	—	$0
Communications Equipment	1,543	$1,531	—	12
Diversified Telecommunication Services	74	74	—	—
Food Products	0	—	—	0
Multi-Utilities	152	152	—	—
Textile-Apparel	0	—	—	0
Wireless Telecommunication Services	593	593	—	—
Total Common Stocks	2,362	2,350	—	12
Warrants
Casino Hotels	0	—	$0	—
Telecommunication Services	8	—	8	—
Total Warrants	8	—	8	—
Preferred Stock	47,691	—	47,691	—
Asset-Backed Securities	108,044	—	108,044	—
Collateralized Mortgage Obligations - Private Issues	34,476	—	34,294	182
Collateralized Mortgage Obligations - U.S. Government Agency	50,469	—	50,469	—
Domestic Corporate Bonds	15,409,139	—	15,409,139	—
Foreign Corporate Bonds	3,205,231	—	3,205,231	—
Foreign Government Bonds	2,503,292	—	2,503,292	—
Mortgage-Backed Securities - U.S. Government Agencies	251,497	—	251,497	—
Municipal Bonds	127,240	—	127,240	—
U.S. Government Agencies & Obligations	9,345,198	—	9,345,198	—
Short-Term Investments
Investment Company	819,634	819,634	—	—
U.S. Government Obligation	369,883	—	369,883	—
Total Short-Term Investments	1,189,517	819,634	369,883	—
Credit Default Swaps	93,661	—	93,661	—
Forward Foreign Currency Contracts	1,475	—	1,475	—
Futures	27,494	27,494	—	—
Interest Rate Swaps	43,394	—	43,394	—
Total	$32,440,188	$849,478	$31,590,516	$194
Liabilities:
Credit Default Swaps	$(20,264)	—	$(20,264)	—
Futures	(52,923)	$(52,923)	—	—
Interest Rate Swaps	(208,725)	—	(208,725)	—
Total	$(281,912)	$(52,923)	$(228,989)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$464,042
Net purchases (sales)	(473,586)
Transfers in and/or out	(97,195)
Change in unrealized appreciation/depreciation	2,404,300
Realized gains (losses)	(2,297,367)
Ending Balance	$194

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	$(2,119)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Balanced Portfolio*

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (69.2%)
	Aerospace & Defense (0.9%)
3,400	General Dynamics Corp.	$219,640
3,240	Raytheon Co.	155,423
		375,063
	Air Freight & Logistics (0.5%)
3,000	FedEx Corp.	225,660

	Auto Components (0.4%)
4,600	Autoliv, Inc.	154,560

	Automobiles (0.4%)
8,202	Harley-Davidson, Inc.	188,646

	Beverages (0.4%)
3,010	Coca-Cola Co. (The)	161,637

	Capital Markets (1.5%)
26,592	Charles Schwab Corp. (The)	509,237
2,400	State Street Corp.	126,240
		635,477
	Chemicals (0.7%)
12,000	Dow Chemical Co. (The)	312,840

	Commercial Banks (3.4%)
8,200	BB&T Corp.	223,368
2,900	Comerica, Inc.	86,043
16,800	Fifth Third Bancorp	170,184
6,275	First Horizon National Corp. (a)	83,021
12,088	PNC Financial Services Group, Inc.	587,356
6,400	US Bancorp	139,904
6,100	Wells Fargo & Co.	171,898
		1,461,774
	Commercial Services & Supplies (0.8%)
5,200	Avery Dennison Corp.	187,252
5,600	Cintas Corp.	169,736
		356,988
	Communications Equipment (1.2%)
21,770	Cisco Systems, Inc. (a)	512,466

	Computers & Peripherals (1.4%)
12,560	Hewlett-Packard Co.	592,958

	Diversified Financial Services (6.1%)
33,700	Bank of America Corp.	570,204
60,800	Citigroup, Inc. (b)	294,272
40,385	JPMorgan Chase & Co.	1,769,671
		2,634,147
	Diversified Telecommunication Services (1.0%)
14,930	Verizon Communications, Inc.	451,931

	Electric Utilities (3.1%)
20,811	American Electric Power Co., Inc.	644,933
2,400	Edison International	80,592
3,490	Entergy Corp.	278,711
7,510	FirstEnergy Corp.	343,357
		1,347,593
	Electronic Equipment, Instruments & Components (0.9%)
13,400	Agilent Technologies, Inc. (a)	372,922

	Energy Equipment & Services (1.2%)
6,900	Schlumberger Ltd. (Netherlands Antilles)	411,240
4,100	Smith International, Inc.	117,670
		528,910
	Food & Staples Retailing (1.0%)
11,800	Walgreen Co.	442,146

	Food Products (1.3%)
5,399	Cadbury PLC (ADR) (United Kingdom)	276,483

1

10,630	Unilever (NY Registered Shares) (Netherlands)	$306,782
		583,265
	Health Care Equipment & Supplies (1.8%)
25,890	Boston Scientific Corp. (a)	274,175
3,400	CareFusion Corp. (a)	74,120
10,092	Covidien PLC (Ireland)	436,580
		784,875
	Health Care Providers & Services (0.4%)
6,800	Cardinal Health, Inc.	182,240

	Hotels, Restaurants & Leisure (0.5%)
11,000	Starbucks Corp. (a)	227,150

	Household Durables (1.0%)
15,300	Sony Corp. (ADR) (Japan)	446,760

	Industrial Conglomerates (3.7%)
40,100	General Electric Co.	658,442
4,840	Siemens AG (ADR) (Germany)	449,926
13,802	Tyco International Ltd. (Luxembourg)	475,893
		1,584,261
	Insurance (5.0%)
8,922	Chubb Corp.	449,758
44,830	Marsh & McLennan Cos., Inc.	1,108,646
2,100	Transatlantic Holdings, Inc.	105,357
10,321	Travelers Cos., Inc. (The)	508,103
		2,171,864
	Internet Software & Services (1.7%)
30,900	eBay, Inc. (a)	729,549

	Machinery (1.7%)
10,900	Dover Corp.	422,484
10,271	Ingersoll-Rand PLC (Ireland)	315,012
		737,496
	Media (5.3%)
28,735	Comcast Corp. (Class A)	485,334
7,644	Time Warner Cable, Inc.	329,380
23,551	Time Warner, Inc.	677,798
28,858	Viacom, Inc. (Class B) (a)	809,178
		2,301,690
	Metals & Mining (1.1%)
3,500	Freeport-McMoRan Copper & Gold, Inc. (Class B)	240,135
4,850	Newmont Mining Corp.	213,497
		453,632
	Multiline Retail (0.7%)
16,300	Macy’s, Inc.	298,127

	Oil, Gas & Consumable Fuels (8.6%)
11,500	Anadarko Petroleum Corp.	721,395
6,300	BP PLC (ADR) (United Kingdom)	335,349
3,580	ConocoPhillips	161,673
5,100	Devon Energy Corp.	343,383
6,820	Exxon Mobil Corp.	467,920
4,200	Hess Corp.	224,532
9,810	Occidental Petroleum Corp.	769,104
11,040	Royal Dutch Shell PLC (ADR) (United Kingdom)	631,378
4,000	Valero Energy Corp.	77,560
		3,732,294
	Personal Products (0.8%)
8,980	Estee Lauder Cos., Inc. (The) (Class A)	332,978

	Pharmaceuticals (5.4%)
5,170	Abbott Laboratories	255,760
6,960	Bayer AG (ADR) (Germany)	484,416

2

23,990	Bristol-Myers Squibb Co.	$540,255
18,100	Pfizer, Inc.	299,555
9,460	Roche Holding AG (ADR) (Switzerland)	382,988
12,850	Schering-Plough Corp.	363,012
		2,325,986
	Professional Services (0.9%)
4,034	Manpower, Inc.	228,768
6,200	Robert Half International, Inc.	155,124
		383,892
	Semiconductors & Semiconductor Equipment (1.5%)
18,919	Intel Corp.	370,245
7,506	Lam Research Corp. (a)	256,405
		626,650
	Software (0.2%)
4,756	Symantec Corp. (a)	78,331

	Specialty Retail (2.1%)
12,300	Gap, Inc. (The)	263,220
24,882	Home Depot, Inc.	662,856
		926,076
	Wireless Telecommunication Services (0.6%)
11,600	Vodafone Group PLC (ADR) (United Kingdom)	261,000
	Total Common Stocks (Cost $28,954,067)	29,923,834

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (11.8%)
	Advertising Agencies (0.1%)
$20	Omnicom Group, Inc.	6.25%	07/15/19	21,615

	Aerospace/Defense (0.2%)
15	Boeing Co. (The)	4.875	02/15/20	15,504
15	Boeing Co. (The)	6.00	03/15/19	16,856
25	Boeing Co. (The)	6.875	03/15/39	30,945
31	Systems 2001 Asset Trust LLC (144A) (Cayman Islands)(c)	6.664	09/15/13	30,393
				93,698
	Agricultural Chemicals (0.1%)
10	Monsanto Co.	5.125	04/15/18	10,631
10	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	10,009
5	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	5,152
15	Potash Corp. of Saskatchewan, Inc. (Canada)	6.50	05/15/19	16,841
				42,633
	Agricultural Operations (0.1%)
20	Archer-Daniels-Midland Co.	5.45	03/15/18	21,710
10	Bunge Ltd. Finance Corp.	8.50	06/15/19	11,548
				33,258
	Applications Software (0.0%)
10	Microsoft Corp.	4.20	06/01/19	10,316

	Auto-Cars/Light Trucks (0.1%)
20	Daimler Finance North America LLC	7.30	01/15/12	21,587

	Beverages-Wine/Spirits (0.1%)
20	Diageo Capital PLC (United Kingdom)	5.75	10/23/17	21,987
5	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	5,800
				27,787
	Brewery (0.1%)
25	Anheuser-Busch InBev Worldwide, Inc. (144A) (c)	7.20	01/15/14	28,173
30	FBG Finance Ltd. (144A) (Australia)(c)	5.125	06/15/15	31,321
				59,494

3

	Building Product-Cement/Aggregation (0.0%)
$15	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg)(c)	6.00%	12/30/19	$15,211

	Building Societies (0.1%)
35	Nationwide Building Society (144A) (United Kingdom)(c)	4.25	02/01/10	35,035

	Cable/Satellite TV (0.4%)
5	Comcast Corp.	5.70	05/15/18	5,266
40	Comcast Corp.	6.50	01/15/17	43,967
30	COX Communications, Inc. (144A) (c)	8.375	03/01/39	37,122
25	DirecTV Holdings LLC / Financing Co., Inc. (144A) (c)	5.875	10/01/19	24,969
5	DirecTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	5,369
10	Time Warner Cable, Inc.	6.75	07/01/18	11,066
10	Time Warner Cable, Inc.	6.75	06/15/39	10,850
10	Time Warner Cable, Inc.	8.25	04/01/19	12,108
15	Time Warner Cable, Inc.	8.75	02/14/19	18,510
				169,227
	Cellular Telephone (0.1%)
30	Cellco Partnership / Verizon Wireless Capital LLC (144A) (c)	5.55	02/01/14	32,452

	Chemicals: Major Diversified (0.1%)
20	Du Pont (E.I.) de Nemours & Co.	6.00	07/15/18	22,408

	Commercial Banks Non-U.S. (0.2%)
25	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	28,011
45	Deutsche Bank AG (Germany)	3.875	08/18/14	45,606
25	Westpac Banking Corp. (Australia)	4.20	02/27/15	25,440
				99,057
	Commercial Banks- Eastern U.S. (0.1%)
15	Credit Suisse (Switzerland)	6.00	02/15/18	15,730
25	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	25,633
				41,363
	Commercial Banks-Southern U.S. (0.1%)
21	BB&T Corp. (MTN)	6.85	04/30/19	23,533

	Computers (0.1%)
20	Hewlett-Packard Co.	4.75	06/02/14	21,488
10	Hewlett-Packard Co.	5.50	03/01/18	10,945
				32,433
	Containers-Paper/Plastic (0.0%)
10	Sealed Air Corp. (144A) (c)	7.875	06/15/17	10,560

	Cosmetics&Toiletries (0.0%)
5	Procter & Gamble Co. (The)	5.55	03/05/37	5,404

	Diversified Banking Institution (1.2%)
115	Bank of America Corp.	5.75	12/01/17	114,975
10	Bank of America Corp.	7.625	06/01/19	11,288
25	Citigroup, Inc. (b)	5.875	05/29/37	21,867
35	Citigroup, Inc. (b)	6.125	11/21/17	34,805
25	Citigroup, Inc. (b)	6.125	05/15/18	24,657
60	Citigroup, Inc. (b)	8.50	05/22/19	67,844
15	Goldman Sachs Group, Inc. (The)	3.625	08/01/12	15,409
95	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	100,097
20	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	20,706
60	JPMorgan Chase & Co.	4.75	05/01/13	63,574
40	JPMorgan Chase & Co.	6.00	01/15/18	43,003
				518,225
	Diversified Financial Service (0.4%)
65	General Electric Capital Corp.	5.625	05/01/18	64,797
35	General Electric Capital Corp. (MTN)	6.00	08/07/19	35,571

4

$75	Iberdrola Finance Ireland Ltd. (144A) (Ireland)(c)	3.80%	09/11/14	$76,129
				176,497
	Diversified Manufactured Operation (0.4%)
25	Cooper US, Inc.	5.25	11/15/12	27,101
125	General Electric Co.	5.25	12/06/17	128,493
				155,594
	Diversified Minerals (0.1%)
10	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	10,772
5	Rio Tinto Finance Ltd. (Australia)	9.00	05/01/19	6,148
25	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	25,554
				42,474
	Electric Products-Miscellaneous (0.1%)
10	Emerson Electric Co.	4.875	10/15/19	10,602
5	Emerson Electric Co.	5.00	04/15/19	5,330
25	LG Electronics, Inc. (144A) (South Korea)(c)	5.00	06/17/10	25,237
				41,169
	Electric Utilities (0.1%)
60	FirstEnergy Solutions Corp. (144A) (c)	6.05	08/15/21	62,133

	Electric-Distribution (0.0%)
20	Detroit Edison Co. (The)	6.125	10/01/10	21,023

	Electric-Integrated (1.1%)
35	E.ON International Finance BV (144A) (Netherlands)(c)	5.80	04/30/18	37,730
25	Electricite de France (EDF) (144A) (France)(c)	6.50	01/26/19	28,697
100	Enel Finance International SA (144A) (Luxembourg) (WI)	5.125	10/07/19	99,560
50	Exelon Generation Co. LLC	5.20	10/01/19	50,645
15	Nisource Finance Corp.	0.977(d)	11/23/09	14,989
25	Nisource Finance Corp.	6.80	01/15/19	25,639
20	Ohio Power Co. (Series K)	6.00	06/01/16	21,548
10	Pacificorp	5.50	01/15/19	10,882
20	PPL Energy Supply LLC	6.30	07/15/13	21,491
10	PPL Energy Supply LLC	6.50	05/01/18	10,793
35	Progress Energy, Inc.	7.05	03/15/19	40,824
20	Public Service Co. of Colorado	6.50	08/01/38	24,120
15	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	15,921
15	Union Electric Co.	6.70	02/01/19	16,959
35	Virginia Electric & Power Co.	8.875	11/15/38	49,949
				469,747
	Electronic Component (0.1%)
25	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	26,947

	Electronic Measuring Instrument (0.0%)
15	Agilent Technologies, Inc.	5.50	09/14/15	15,449

	Enterprise Software/Service (0.0%)
5	Oracle Corp.	5.75	04/15/18	5,519

	Finance-Commercial (0.0%)
10	Caterpillar Financial Services Corp. (MTN)	4.90	08/15/13	10,586

	Finance-Consumer Loans (0.2%)
25	HSBC Finance Corp.	6.375	10/15/11	26,530
55	HSBC Finance Corp.	6.75	05/15/11	57,993
				84,523
	Finance-Credit Card (0.1%)
10	American Express Co.	8.125	05/20/19	11,847
10	American Express Credit Corp.	5.125	08/25/14	10,355
35	American Express Credit Corp. (Series C)	7.30	08/20/13	38,848
				61,050
	Finance-Investment Banker/Broker (0.3%)
5	Bear Stearns Cos. LLC (The)	6.40	10/02/17	5,448
45	Bear Stearns Cos. LLC (The)	7.25	02/01/18	51,474

5

$15	Credit Suisse USA, Inc.	5.125%	08/15/15	$15,856
40	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	42,136
				114,914
	Finance-Other Services (0.1%)
30	BP Capital Markets PLC (United Kingdom)	4.75	03/10/19	31,601

	Food-Miscellaneous/Diversified (0.2%)
20	ConAgra Foods, Inc.	7.00	10/01/28	22,188
10	ConAgra Foods, Inc.	8.25	09/15/30	12,627
15	General Mills, Inc.	5.65	02/15/19	16,275
20	Kraft Foods, Inc.	6.125	08/23/18	21,250
20	Kraft Foods, Inc.	6.875	01/26/39	22,058
10	Kraft Foods, Inc.	7.00	08/11/37	11,176
				105,574
	Food-Retail (0.1%)
10	Delhaize America, Inc.	9.00	04/15/31	13,194
15	Delhaize Group SA (Belgium)	5.875	02/01/14	16,170
5	Kroger Co. (The) (WI)	3.90	10/01/15	5,046
15	Kroger Co. (The)	5.00	04/15/13	15,836
5	Kroger Co. (The)	6.40	08/15/17	5,541
				55,787
	Gold Mining (0.1%)
35	Newmont Mining Corp.	5.125	10/01/19	35,052

	Life/Health Insurance (0.1%)
15	Principal Financial Group, Inc.	8.875	05/15/19	18,003
25	Prudential Financial, Inc. (MTN)	4.75	09/17/15	24,856
15	Prudential Financial, Inc. (MTN)	6.625	12/01/37	15,367
5	Prudential Financial, Inc. (Series D)	7.375	06/15/19	5,590
				63,816
	Machinery-Construction&Mining (0.0%)
5	Caterpillar, Inc.	6.05	08/15/36	5,492

	Medical Labs&Testing Services (0.1%)
40	Roche Holdings, Inc. (144A) (c)	6.00	03/01/19	44,607

	Medical Products (0.0%)
5	Baxter International, Inc.	5.375	06/01/18	5,428

	Medical-Biomedical/Genetics (0.1%)
15	Amgen, Inc.	5.70	02/01/19	16,519
15	Amgen, Inc.	5.85	06/01/17	16,524
20	Biogen Idec, Inc.	6.875	03/01/18	21,992
				55,035
	Medical-Drugs (0.4%)
5	AstraZeneca PLC (United Kingdom)	6.45	09/15/37	5,904
10	GlaxoSmithKline Capital, Inc.	5.65	05/15/18	10,974
5	GlaxoSmithKline Capital, Inc.	6.375	05/15/38	5,915
34	Merck & Co., Inc.	5.00	06/30/19	36,343
25	Novartis Capital Corp.	4.125	02/10/14	26,425
60	Pfizer, Inc.	6.20	03/15/19	67,751
5	Wyeth	5.45	04/01/17	5,426
10	Wyeth	6.45	02/01/24	11,343
				170,081
	Medical-HMO (0.1%)
25	UnitedHealth Group, Inc.	6.00	02/15/18	26,314
5	WellPoint, Inc.	7.00	02/15/19	5,694
				32,008
	Multi-line Insurance (0.2%)
15	Allstate Corp. (The)	7.45	05/16/19	17,910
25	MetLife, Inc.	6.75	06/01/16	27,938
20	MetLife, Inc. (Series A)	6.817	08/15/18	22,298
10	MetLife, Inc.	7.717	02/15/19	11,793
				79,939

6

	Multimedia (0.3%)
$30	News America, Inc.	7.85%	03/01/39	$35,230
10	Time Warner, Inc.	5.875	11/15/16	10,619
20	Time Warner, Inc.	7.70	05/01/32	22,680
5	Viacom, Inc.	5.625	09/15/19	5,092
25	Viacom, Inc.	6.875	04/30/36	26,493
15	Vivendi (144A) (France)(c)	6.625	04/04/18	16,150
				116,264
	Networking Products (0.1%)
25	Cisco Systems, Inc.	4.95	02/15/19	26,329
5	Cisco Systems, Inc.	5.90	02/15/39	5,432
				31,761
	Office Automation&Equipment (0.0%)
10	Xerox Corp.	6.35	05/15/18	10,413

	Oil Company-Exploration&Production (0.3%)
20	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	24,844
25	EnCana Corp. (Canada)	5.90	12/01/17	26,742
25	Questar Market Resources, Inc.	6.80	04/01/18	25,671
35	XTO Energy, Inc.	5.50	06/15/18	36,182
				113,439
	Oil Company-Integrated (0.1%)
45	ConocoPhillips	5.20	05/15/18	47,771
15	ConocoPhillips	5.75	02/01/19	16,372
				64,143
	Oil&Gas Drilling (0.0%)
20	Transocean, Inc. (Cayman Islands)	6.00	03/15/18	21,400

	Oil-Field Services (0.0%)
20	Weatherford International Ltd. (Switzerland)	6.00	03/15/18	20,756

	Pharmacy Services (0.1%)
20	Medco Health Solutions, Inc.	7.125	03/15/18	22,699

	Pipelines (0.4%)
20	CenterPoint Energy Resources Corp.	6.25	02/01/37	19,303
10	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	11,269
15	Enterprise Products Operating LLC (WI)	5.25	01/31/20	15,019
25	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	27,345
45	Kinder Morgan Energy Partners LP	5.95	02/15/18	47,153
20	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	20,984
20	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	24,049
20	Texas Eastern Transmission LP	7.00	07/15/32	23,080
				188,202
	Property/Casualty Insurance (0.1%)
20	ACE INA Holdings, Inc.	5.60	05/15/15	21,671
20	Travelers Cos., Inc. (The)	5.80	05/15/18	22,198
5	Travelers Cos., Inc. (The)	5.90	06/02/19	5,613
				49,482
	Real Estate Operation/Development (0.0%)
10	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	8,615
10	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	10,104
				18,719
	Reinsurance (0.2%)
50	Berkshire Hathaway Finance Corp.	5.40	05/15/18	53,991
30	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	28,858
				82,849
	REITS-Apartments (0.1%)
25	AvalonBay Communities, Inc.	6.10	03/15/20	25,816

7

	REITS-Regional Malls (0.0%)
$15	Simon Property Group LP	6.75%	05/15/14	$16,103

	Retail-Building Products (0.1%)
25	Home Depot, Inc.	5.875	12/16/36	24,336

	Retail-Discount (0.1%)
20	Wal-Mart Stores, Inc.	4.125	02/01/19	20,132
15	Wal-Mart Stores, Inc.	4.25	04/15/13	15,998
				36,130
	Retail-Drug Store (0.1%)
42	CVS Pass-Through Trust	6.036	12/10/28	40,655

	Retail-Regional Department Store (0.1%)
25	Kohl’s Corp.	6.875	12/15/37	28,047

	Retail-Restaurants (0.1%)
20	Yum! Brands, Inc.	5.30	09/15/19	20,129
10	Yum! Brands, Inc.	6.25	03/15/18	10,791
				30,920
	Semiconductor Equipment (0.0%)
15	KLA-Tencor Corp.	6.90	05/01/18	15,704

	Special Purpose Banks (0.1%)
25	Kreditanstalt fuer Wiederaufbau (Germany)	4.875	06/17/19	27,238

	Special Purpose Entity (0.1%)
20	Harley-Davidson Funding Corp. (144A) (c)	6.80	06/15/18	19,507
35	Xlliac Global Funding (144A) (c)	4.80	08/10/10	34,872
				54,379
	Steel-Producers (0.2%)
56	ArcelorMittal (Luxembourg)	9.85	06/01/19	66,345

	Super-Regional Banks-U.S. (0.4%)
50	Capital One Financial Corp.	6.75	09/15/17	53,146
20	PNC Funding Corp.	6.70	06/10/19	22,174
105	Wells Fargo & Co.	5.625	12/11/17	110,472
				185,792
	Telecom Equipment Fiber Optics (0.0%)
5	Corning, Inc.	6.625	05/15/19	5,480

	Telephone-Integrated (0.8%)
20	AT&T Corp.	8.00	11/15/31	24,992
15	AT&T, Inc.	6.15	09/15/34	15,379
50	AT&T, Inc.	6.30	01/15/38	52,559
15	AT&T, Inc.	6.55	02/15/39	16,409
20	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	25,971
15	France Telecom SA (France)	8.50	03/01/31	20,800
5	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	5,180
35	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	38,742
20	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	22,357
40	Telefonica Europe BV (Netherlands)	8.25	09/15/30	51,944
25	Verizon Communications, Inc.	5.50	02/15/18	26,255
25	Verizon Communications, Inc.	6.35	04/01/19	27,656
20	Verizon Communications, Inc.	8.95	03/01/39	27,486
				355,730
	Tobacco (0.2%)
20	Altria Group, Inc.	9.25	08/06/19	24,481
15	BAT International Finance PLC (144A) (United Kingdom)(c)	9.50	11/15/18	19,487
25	Philip Morris International, Inc.	5.65	05/16/18	26,656
				70,624
	Transport-Rail (0.2%)
15	CSX Corp.	7.375	02/01/19	17,682
20	Norfolk Southern Corp. (144A) (c)	5.75	01/15/16	21,882
5	Union Pacific Corp.	6.125	02/15/20	5,601

8

$30	Union Pacific Corp.	7.875%	01/15/19	$37,259
				82,424
	Total Corporate Bonds (Cost $4,804,554)			5,093,191

	Foreign Government Obligations (0.4%)
100	Federative Republic of Brazil (Brazil)	6.00	01/17/17	108,700
30	Italian Republic (Italy)	6.875	09/27/23	36,135
10	Republic of Peru (Peru)	7.125	03/30/19	11,585
34	United Mexican States (Mexico)	5.625	01/15/17	35,462
	Total Foreign Government Obligations (Cost $180,199)			191,882

	U.S. Government Agencies & Obligations (14.6%)
	Commercial Banks-Central U.S.-FDIC Guaranteed (0.1%)
50	KeyBank NA	3.20	06/15/12	52,150

	Diversified Banking Institution-FDIC Guaranteed (0.1%)
50	GMAC, Inc.	2.20	12/19/12	50,573

	Diversified Financial Service-FDIC Guaranteed (2.0%)
360	Citigroup Funding, Inc.(e)	2.25	12/10/12	365,126
180	General Electric Capital Corp.	2.20	06/08/12	182,901
300	General Electric Capital Corp. (MTN)	2.625	12/28/12	307,603
				855,630
	U.S. Government Agencies (1.0%)
	Federal Home Loan Mortgage Corp.
120		3.00	07/28/14	122,470
140		5.50	08/23/17	159,627
100		6.75	03/15/31	131,255
				413,352
	U.S. Government Obligations (11.4%)
	U.S. Treasury Bond
300		3.50	02/15/39	271,875
70		4.25	05/15/39	72,439
540		5.25	02/15/29	626,991
200		6.00	02/15/26	248,219
813		6.25	08/15/23	1,019,300
	U.S. Treasury Note
400		0.875	02/28/11	401,656
150		0.875	03/31/11	150,551
350		1.00	07/31/11	351,108
1,700		1.375	09/15/12	1,697,610
100		2.625	07/31/14	101,703
				4,941,452
	Total U.S. Government Agencies & Obligations (Cost $6,305,643)			6,313,157

	Asset-Backed Securities (0.0%)
6	Capital Auto Receivables Asset Trust 2007-SN1 A3B	0.303(d)	07/15/10	6,073
2	Capital One Auto Finance Trust 2006-C A3A	5.07	07/15/11	2,115
	Total Asset-Backed Securities (Cost $8,189)			8,188

	Short-Term Investments (4.0%)
	U.S. Government Obligation (0.2%)
100	U.S. Treasury Bill (Cost $99,968)(f)(g)	0.27	11/12/09	99,968

NUMBER OF SHARES (000)
	Investment Company (h)(3.8%)
1,637	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,637,080)		1,637,080
	Total Short-Term Investments (Cost $1,737,048)		1,737,048

	Total Investments (Cost $41,989,700) (i)(j)	100.0%	43,267,300
	Other Assets in Excess of Liabilities	0.0	6,101
	Net Assets	100.0%	$43,273,401

9

ADR	American Depositary Receipt.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
WI	Security purchased on a when-issued basis.
(a)	Non-income producing security.
(b)

For the four months ended September 30, 2009, the cost of purchases and the proceeds from sales of Citigroup, Inc. common stock and corporate bonds, an affiliate of the Fund, was $321,169 and $1,420, respectively, including net realized gains of $306.

(c)	Resale is restricted to qualified institutional investors.
(d)	Floating rate security, rate shown is the rate in effect at September 30, 2009.
(e)	For the four months ended September 30, 2009, the cost of purchases of Citigroup Funding, Inc. U.S. Government Agency & Obligation, an affiliate of the Fund, was $360,248.
(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(h)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(j)	Securities have been designated as collateral in connection with open futures contracts and open swap contracts.

10

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
5	Long	U.S. Treasury Notes 2 Year, December 2009	$1,084,844	$5,582
7	Long	U.S. Treasury Notes 5 Year, December 2009	812,656	9,450
2	Long	90 Day Euro$, March 2011	489,500	1,328
2	Long	90 Day Euro$, June 2011	487,900	1,120
2	Long	90 Day Euro$, September 2011	486,475	940
2	Long	90 Day Euro$, December 2011	485,100	855
5	Short	U.S. Treasury Notes 10 Year, December 2009	(591,641)	(2,832)
13	Short	U.S. Treasury Bonds 30 Year, December 2009	(1,577,875)	(37,676)
		Net Unrealized Depreciation		$(21,233)

11

Credit Default Swaps Contracts Open at September 30, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Sealed Air Corp.	Buy	$10	1.12%	March 20, 2018	$117	—	$117	BBB-

+Credit Rating as issued by Standard & Poors.

12

MS Select Balanced Fund

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$375,063	$375,063	—	—
Air Freight & Logistics	225,660	225,660	—	—
Auto Components	154,560	154,560	—	—
Automobiles	188,646	188,646	—	—
Beverages	161,637	161,637	—	—
Capital Markets	635,477	635,477	—	—
Chemicals	312,840	312,840	—	—
Commercial Banks	1,461,774	1,461,774	—	—
Commercial Services & Supplies	356,988	356,988	—	—
Communications Equipment	512,466	512,466	—	—
Computers & Peripherals	592,958	592,958	—	—
Diversified Financial Services	2,634,147	2,634,147	—	—
Diversified Telecommunication Services	451,931	451,931	—	—
Electric Utilities	1,347,593	1,347,593	—	—
Electronic Equipment, Instruments & Components	372,922	372,922	—	—
Energy Equipment & Services	528,910	528,910	—	—
Food & Staples Retailing	442,146	442,146	—	—
Food Products	583,265	583,265	—	—
Health Care Equipment & Supplies	784,875	784,875	—	—
Health Care Providers & Services	182,240	182,240	—	—
Hotels, Restaurants & Leisure	227,150	227,150	—	—
Household Durables	446,760	446,760	—	—
Industrial Conglomerates	1,584,261	1,584,261	—	—
Insurance	2,171,864	2,171,864	—	—
Internet Software & Services	729,549	729,549	—	—
Machinery	737,496	737,496	—	—
Media	2,301,690	2,301,690	—	—
Metals & Mining	453,632	453,632	—	—
Multiline Retail	298,127	298,127	—	—
Oil, Gas & Consumable Fuels	3,732,294	3,732,294	—	—
Personal Products	332,978	332,978	—	—
Pharmaceuticals	2,325,986	2,325,986	—	—
Professional Services	383,892	383,892	—	—
Semiconductors & Semiconductor Equipment	626,650	626,650	—	—
Software	78,331	78,331	—	—
Specialty Retail	926,076	926,076	—	—
Wireless Telecommunication Services	261,000	261,000	—	—
Total Common Stocks	29,923,834	29,923,834	—	—
Asset-Backed Securities	8,188	—	$8,188	—
Corporate Bonds	5,093,191	—	5,093,191	—
Foreign Government Obligations	191,882	—	191,882	—
U.S. Government Agencies & Obligations	6,313,157	—	6,313,157	—
Short-Term Investments
Investment Company	1,637,080	1,637,080	—	—
U.S. Government Obligation	99,968	—	99,968	—
Total Short-Term Investments	1,737,048	1,637,080	99,968	—
Credit Default Swaps	117	—	117	—
Futures	19,275	19,275	—	—
Total	$43,286,692	$31,580,189	$11,706,503	—
Liabilities:
Futures	$(40,508)	$(40,508)	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$40,375
Net purchases (sales)	(63,818)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	46,490
Realized gains (losses)	(23,047)
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to- market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event - Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco.  It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Australia (4.2%)
	Transportation Infrastructure
82,294	Australian Infrastructure Fund (Stapled Securities)	$117,249
337,854	Macquarie Airports (Stapled Securities)	846,475
155,036	Transurban Group (Stapled Securities)	560,768
	Total Australia	1,524,492

	Austria (1.1%)
	Construction & Engineering
11,725	Strabag SE	379,360

	Belgium (0.1%)
	Construction & Engineering
900	Compagnie d’Entreprises CFE	49,981

	Oil, Gas & Consumable Fuels
17	Euronav NV	366

	Total Belgium	50,347

	Bermuda (0.9%)
	Oil, Gas & Consumable Fuels
13,250	Frontline Ltd. (a)	308,076

	Brazil (2.4%)
	Electric Utilities
50	Cia Energetica de Minas Gerais (ADR)	760
6,800	EDP - Energias do Brasil SA	111,773
		112,533
	Transportation Infrastructure
40,900	Cia de Concessoes Rodoviarias	706,446
3,100	Obrascon Huarte Lain Brasil SA	44,743
		751,189
	Total Brazil	863,722

	Canada (4.0%)
	Oil, Gas & Consumable Fuels
24,600	Enbridge, Inc.	955,141
16,200	TransCanada Corp.	504,922
	Total Canada	1,460,063

	China (6.0%)
	Construction & Engineering
261,000	China Communications Construction Co., Ltd. (H Shares) (b)	282,552

	Diversified Telecommunication Services
1,074,000	China Telecom Corp. Ltd. (H Shares) (b)	507,202

	Machinery
420,100	China National Materials Co., Ltd. (H Shares) (b)	359,928

	Transportation Infrastructure
1,152,000	Zhejiang Expressway Co., Ltd. (H Shares) (b)	1,009,294

	Total China	2,158,976

	France (4.9%)
	Electric Utilities
3,264	EDF SA	193,635

	Multi-Utilities
16,855	GDF Suez	748,456

	Transportation Infrastructure
7,600	Aeroports de Paris (ADP)	683,862
1,639	Societe Des Autoroutes Paris-Rhin-Rhone	124,887
		808,749
	Total France	1,750,840

1

	Germany (14.1%)
	Electric Utilities
65,705	E.ON AG	$2,786,424

	Multi-Utilities
20,129	RWE AG	1,869,568

	Transportation Infrastructure
4,426	Fraport AG Frankfurt Airport Services Worldwide	235,432
4,149	Hamburger Hafen und Logistik AG	186,941
		422,373
	Total Germany	5,078,365

	Greece (0.6%)
	Electric Utilities
9,320	Public Power Corp. SA (c)	207,441

	Italy (9.9%)
	Electric Utilities
137,102	Enel SpA	870,229

	Multi-Utilities
95,784	A2A SpA	188,243

	Transportation Infrastructure
37,000	Ansaldo STS SpA	757,478
73,064	Atlantia SpA	1,771,644
		2,529,122
	Total Italy	3,587,594

	Japan (7.2%)
	Construction & Engineering
45,000	Chiyoda Corp.	354,425
10,000	Kandenko Co., Ltd.	69,181
27,000	Nishimatsu Construction Co., Ltd.	38,501
		462,107
	Diversified Telecommunication Services
9,400	Nippon Telegraph & Telephone Corp.	435,626

	Electric Utilities
22,500	Kansai Electric Power Co., Inc. (The)	543,920

	Transportation Infrastructure
143,000	Kamigumi Co., Ltd.	1,167,705
	Total Japan	2,609,358

	Malaysia (1.8%)
	Electric Utilities
182,500	Tenaga Nasional Berhad	431,862

	Transportation Infrastructure
236,500	PLUS Expressways Berhad	227,549

	Total Malaysia	659,411

	Mexico (0.2%)
	Transportation Infrastructure
31,400	Grupo Aeroportuario del Pacifico SAB de CV (Class B)	88,475

	Netherlands (4.8%)
	Transportation Infrastructure
14,518	Koninklijke Vopak NV (c)	942,429
10,100	Smit Internationale NV	780,675
	Total Netherlands	1,723,104

	New Zealand (0.4%)
	Transportation Infrastructure
110,581	Auckland International Airport Ltd.	148,542

2

	Portugal (0.6%)
	Transportation Infrastructure
20,196	Brisa Auto-Estradas de Portugal SA	$198,898

	Singapore (0.4%)
	Transportation Infrastructure
82,000	Singapore Airport Terminal Services Ltd.	131,559

	South Africa (2.5%)
	Diversified Telecommunication Services
159,217	Telkom SA Ltd.	916,049

	South Korea (2.0%)
	Diversified Telecommunication Services
21,140	KT Corp.	725,748

	Spain (6.0%)
	Transportation Infrastructure
94,951	Abertis Infraestructuras SA	2,155,072

	Turkey (1.9%)
	Gas Utilities
175,669	Aygaz	686,577

	United Kingdom (2.7%)
	Independent Power Producers & Energy Traders
49,794	Drax Group PLC	375,214

	Multi-Utilities
49,337	Centrica PLC	198,382

	Transportation Infrastructure
156,300	BBA Aviation PLC	395,421

	Total United Kingdom	969,017

	United States (20.3%)
	Construction & Engineering
6,700	Fluor Corp.	340,695
24,200	KBR, Inc.	563,618
		904,313
	Electric Utilities
8,900	American Electric Power Co., Inc.	275,811
6,100	Exelon Corp.	302,682
		578,493
	Gas Utilities
6,800	AGL Resources, Inc.	239,836

	Independent Power Producers & Energy Traders
4,700	Constellation Energy Group, Inc.	152,139
26,100	NRG Energy, Inc. (c)	735,759
		887,898
	Multi-Utilities
47,500	NiSource, Inc.	659,775
1,200	Public Service Enterprise Group, Inc.	37,728
16,700	Sempra Energy	831,827
		1,529,330
	Oil, Gas & Consumable Fuels
19,900	El Paso Corp.	205,368
66,100	Southern Union Co.	1,374,219
5,855	Spectra Energy Corp.	110,894
83,900	Williams Cos., Inc. (The)	1,499,293
		3,189,774
	Total United States	7,329,644
	Total Common Stocks (Cost $30,730,660)	35,710,730

3

Preferred Stock (0.6%)
Brazil (0.6%)
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (Cost $146,511)	$205,915

NUMBER OF SHARES (000)
	Short-Term Investment (d)(0.3%)
	Investment Company
112	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $111,588)		111,588

	Total Investments (Cost $30,988,759) (e)(f)	99.9%	36,028,233
	Other Assets in Excess of Liabilities	0.1	38,197
	Net Assets	100.0%	$36,066,430

ADR	American Depositary Receipt.
(a)	Security trades on the Norwegian exchange.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

4

Forward Foreign Currency Contracts Open at September 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$817,052		AUD	951,055	10/15/2009	$20,961
$415,949		AUD	482,372	10/15/2009	9,088
$637,430		CAD	692,249	10/15/2009	9,155
$1,077,132		CAD	1,160,179	10/15/2009	6,517
$362,406		GBP	218,472	10/15/2009	(13,277)
$606,750		GBP	363,966	10/15/2009	(25,115)
$306,635		HKD	2,376,050	10/15/2009	(20)
$143,873		NZD	205,897	10/15/2009	4,663
BRL	246,735		$135,086	10/15/2009	(3,872)
BRL	1,616,686		$885,613	10/15/2009	(24,883)
CHF	65,051		$62,866	10/15/2009	87
EUR	189,058		$276,396	10/15/2009	(258)
EUR	614,651		$895,178	10/15/2009	(4,263)
JPY	3,552,687		$38,918	10/15/2009	(663)
KRW	549,360,000		$449,558	10/15/2009	(16,600)
KRW	296,208,506		$242,198	10/15/2009	(9,149)
MXN	1,211,238		$90,182	10/15/2009	634
MYR	1,568,595		$447,084	10/15/2009	(5,832)
MYR	720,212		$206,128	10/15/2009	(1,826)
NOK	798,310		$134,954	10/15/2009	(3,193)
SGD	49,410		$34,727	10/15/2009	(344)
TRY	217,688		$144,547	10/15/2009	(1,743)
TRY	776,019		$515,285	10/15/2009	(6,213)
ZAR	4,557,071		$607,545	10/15/2009	2,674
ZAR	2,606,896		$347,656	10/15/2009	1,636
		Net Unrealized Depreciation			$(61,836)

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
SGD	Singapore Dollar.
TRY	Turkish Lira.
ZAR	South African Rand.

5

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Transportation Infrastructure	$13,281,544		36.9%
Electric Utilities	5,930,452		16.4
Oil, Gas & Consumable Fuels	4,958,279		13.7
Multi-Utilities	4,533,979		12.6
Diversified Telecommunication Services	2,584,625		7.2
Construction & Engineering	2,078,313		5.8
Independent Power Producers & Energy Traders	1,263,112		3.5
Gas Utilities	926,413		2.6
Machinery	359,928		1.0
Investment Company	111,588		0.3
	$36,028,233	^	100.0	%^

^                  Does not include open forward foreign currency contracts with net unrealized depreciation of $61,836.

1

MS Select Global Infrastructure

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Construction & Engineering	$2,078,313	$2,078,313	—	—
Diversified Telecommunication Services	2,584,625	2,584,625	—	—
Electric Utilities	5,724,537	5,724,537	—	—
Gas Utilities	926,413	926,413	—	—
Independent Power Producers & Energy Traders	1,263,112	1,263,112	—	—
Machinery	359,928	359,928	—	—
Multi-Utilities	4,533,979	4,533,979	—	—
Oil, Gas & Consumable Fuels	4,958,279	4,958,279	—	—
Transportation Infrastructure	13,281,544	13,281,544	—	—
Total Common Stocks	35,710,730	35,710,730	—	—
Preferred Stock	205,915	205,915
Short-Term Investments - Investment Company	111,588	111,588	—	—
Forward Foreign Currency Contracts	55,415	—	$55,415	—
Total	$36,083,648	$36,028,233	$55,415	—
Liabilities:
Forward Foreign Currency Contracts	$(117,251)	—	$(117,251)	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to- market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio*

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Aerospace & Defense (5.2%)
17,070	Boeing Co.	$924,341
10,820	L-3 Communications Holdings, Inc.	869,062
25,100	Raytheon Co.	1,204,047
35,849	United Technologies Corp.	2,184,280
		5,181,730
	Biotechnology (1.3%)
21,440	Amgen, Inc. (a)	1,291,331

	Capital Markets (3.7%)
12,113	Goldman Sachs Group, Inc. (The)	2,233,032
26,590	State Street Corp.	1,398,634
		3,631,666
	Commercial Banks (1.3%)
44,490	Wells Fargo & Co.	1,253,728

	Computers & Peripherals (6.9%)
12,320	Apple, Inc. (a)	2,283,758
40,860	Hewlett-Packard Co.	1,929,001
21,410	International Business Machines Corp.	2,560,850
		6,773,609
	Construction & Engineering (1.6%)
30,620	Fluor Corp.	1,557,027

	Diversified Financial Services (3.3%)
58,780	Bank of America Corp.	994,558
52,160	JPMorgan Chase & Co.	2,285,651
		3,280,209
	Diversified Telecommunication Services (2.0%)
72,336	AT&T, Inc.	1,953,795
439	Fairpoint Communications, Inc.	180
		1,953,975
	Electric Utilities (1.0%)
19,259	Exelon Corp.	955,632

	Electronic Equipment, Instruments & Components (1.0%)
66,730	Corning, Inc.	1,021,636

	Energy Equipment & Services (3.2%)
33,880	Halliburton Co.	918,826
25,810	Transocean Ltd. (Switzerland) (a)	2,207,529
		3,126,355
	Food & Staples Retailing (2.1%)
57,373	CVS Caremark Corp.	2,050,511

	Food Products (1.9%)
30,010	Bunge Ltd. (Bermuda)	1,878,926

	Health Care Providers & Services (2.9%)
58,590	UnitedHealth Group, Inc.	1,467,094
29,320	WellPoint, Inc. (a)	1,388,595
		2,855,689
	Hotels, Restaurants & Leisure (3.0%)
30,840	McDonald’s Corp.	1,760,039
52,000	Royal Caribbean Cruises Ltd. (Liberia) (a)	1,252,160
		3,012,199
	Household Durables (0.9%)
13,330	Whirlpool Corp.	932,567

	Household Products (2.8%)
29,640	Kimberly-Clark Corp.	1,748,167
18,072	Procter & Gamble Co. (The)	1,046,731
		2,794,898

1

	Industrial Conglomerates (2.6%)
155,139	General Electric Co.	$2,547,382

	Information Technology Services (1.2%)
23,360	Computer Sciences Corp. (a)	1,231,306

	Insurance (5.3%)
20,860	ACE Ltd. (Switzerland) (a)	1,115,176
35,240	Aflac, Inc.	1,506,157
36,832	MetLife, Inc.	1,402,194
23,730	Travelers Cos., Inc. (The)	1,168,228
		5,191,755
	Internet Software & Services (1.8%)
3,694	Google, Inc. (Class A) (a)	1,831,670

	Media (3.1%)
28,670	Omnicom Group, Inc.	1,059,070
72,730	Walt Disney Co. (The)	1,997,166
		3,056,236
	Metals & Mining (3.0%)
23,190	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,591,066
30,350	United States Steel Corp.	1,346,629
		2,937,695
	Multi-Utilities (2.7%)
45,640	Public Service Enterprise Group, Inc.	1,434,921
24,870	Sempra Energy	1,238,775
		2,673,696
	Multiline Retail (1.5%)
32,220	Target Corp.	1,504,030

	Oil, Gas & Consumable Fuels (8.9%)
17,890	Apache Corp.	1,642,838
13,300	BP PLC (ADR) (United Kingdom)	707,959
26,230	Chevron Corp.	1,847,379
21,150	ConocoPhillips	955,134
32,311	Exxon Mobil Corp.	2,216,858
43,370	Marathon Oil Corp.	1,383,503
		8,753,671
	Paper & Forest Products (1.4%)
63,470	International Paper Co.	1,410,938

	Pharmaceuticals (9.3%)
7,689	Johnson & Johnson	468,183
64,180	Merck & Co., Inc.	2,030,013
149,294	Pfizer, Inc.	2,470,816
55,780	Watson Pharmaceuticals, Inc. (a)	2,043,779
44,789	Wyeth	2,175,850
		9,188,641
	Road & Rail (1.7%)
39,620	CSX Corp.	1,658,493

	Software (4.8%)
114,323	Microsoft Corp.	2,959,823
83,760	Oracle Corp.	1,745,558
		4,705,381
	Specialty Retail (2.4%)
65,090	Gap, Inc. (The)	1,392,926
16,820	Sherwin-Williams Co. (The)	1,011,891
		2,404,817
	Textiles, Apparel & Luxury Goods (1.2%)
16,349	VF Corp.	1,184,158

2

	Tobacco (3.7%)
69,659	Altria Group, Inc.	$1,240,627
50,179	Philip Morris International, Inc.	2,445,724
		3,686,351
	Total Common Stocks (Cost $99,972,067)	97,517,908

NUMBER OF SHARES (000)
	Short-Term Investment (b)(0.3%)
	Investment Company
318	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $318,462)		318,462

	Total Investments (Cost $100,290,529) (c)(d)	99.0%	97,836,370
	Total Written Options Outstanding (Premium received $33,544)	0.0	(23,650)
	Other Assets in Excess of Liabilities	1.0	974,429
	Net Assets	100.0%	$98,787,149

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	Securities have been designated as collateral in connection with options.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

3

Options Written at September 30, 2009:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
30	Aflac, Inc.	$42.00	October 2009	$4,125	$6,150
30	Aflac, Inc.	43.00	October 2009	3,345	3,750
60	Fluor Corporation	55.00	October 2009	17,351	1,800
10	Goldman Sachs Group, Inc. (The)	200.00	October 2009	1,490	1,120
38	Transocean Ltd.	85.00	October 2009	7,233	10,830
	Total			$33,544	$23,650

4

MS Select Dividend Growth

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$5,181,730	$5,181,730	—	—
Biotechnology	1,291,331	1,291,331	—	—
Capital Markets	3,631,666	3,631,666	—	—
Commercial Banks	1,253,728	1,253,728	—	—
Computers & Peripherals	6,773,609	6,773,609	—	—
Construction & Engineering	1,557,027	1,557,027	—	—
Diversified Financial Services	3,280,209	3,280,209	—	—
Diversified Telecommunication Services	1,953,975	1,953,975	—	—
Electric Utilities	955,632	955,632	—	—
Electronic Equipment, Instruments & Components	1,021,636	1,021,636	—	—
Energy Equipment & Services	3,126,355	3,126,355	—	—
Food & Staples Retailing	2,050,511	2,050,511	—	—
Food Products	1,878,926	1,878,926	—	—
Health Care Providers & Services	2,855,689	2,855,689	—	—
Hotels, Restaurants & Leisure	3,012,199	3,012,199	—	—
Household Durables	932,567	932,567	—	—
Household Products	2,794,898	2,794,898	—	—
Industrial Conglomerates	2,547,382	2,547,382	—	—
Information Technology Services	1,231,306	1,231,306	—	—
Insurance	5,191,755	5,191,755	—	—
Internet Software & Services	1,831,670	1,831,670	—	—
Media	3,056,236	3,056,236	—	—
Metals & Mining	2,937,695	2,937,695	—	—
Multi-Utilities	2,673,696	2,673,696	—	—
Multiline Retail	1,504,030	1,504,030	—	—
Oil, Gas & Consumable Fuels	8,753,671	8,753,671	—	—
Paper & Forest Products	1,410,938	1,410,938	—	—
Pharmaceuticals	9,188,641	9,188,641	—	—
Road & Rail	1,658,493	1,658,493	—	—
Software	4,705,381	4,705,381	—	—
Specialty Retail	2,404,817	2,404,817	—	—
Textiles, Apparel & Luxury Goods	1,184,158	1,184,158	—	—
Tobacco	3,686,351	3,686,351	—	—
Total Common Stocks	97,517,908	97,517,908	—	—
Short-Term Investments - Investment Company	318,462	318,462	—	—
Total	$97,836,370	$97,836,370	—	—
Liabilities:
Options	$(23,650)	$(23,650)	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event - Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco.  It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio*

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Aerospace & Defense (2.4%)
3,585	Boeing Co. (The)	$194,128
2,975	General Dynamics Corp.	192,185
3,786	Goodrich Corp.	205,731
5,082	Honeywell International, Inc.	188,796
3,873	ITT Corp.	201,977
2,426	L-3 Communications Holdings, Inc.	194,857
2,623	Lockheed Martin Corp.	204,804
3,699	Northrop Grumman Corp.	191,423
2,047	Precision Castparts Corp.	208,528
3,933	Raytheon Co.	188,666
3,985	Rockwell Collins, Inc.	202,438
3,124	United Technologies Corp.	190,345
		2,363,878
	Air Freight & Logistics (0.8%)
3,440	C.H. Robinson Worldwide, Inc.	198,660
5,288	Expeditors International of Washington, Inc.	185,873
2,759	FedEx Corp.	207,532
3,334	United Parcel Service, Inc. (Class B)	188,271
		780,336
	Airlines (0.2%)
19,638	Southwest Airlines Co.	188,525

	Auto Components (0.4%)
11,130	Goodyear Tire & Rubber Co. (The) (a)	189,544
6,943	Johnson Controls, Inc.	177,463
		367,007
	Automobiles (0.4%)
30,032	Ford Motor Co. (a)	216,531
8,435	Harley-Davidson, Inc.	194,005
		410,536
	Beverages (1.6%)
3,951	Brown-Forman Corp. (Class B)	190,517
3,535	Coca-Cola Co. (The)	189,829
9,238	Coca-Cola Enterprises, Inc.	197,786
13,350	Constellation Brands, Inc. (Class A) (a)	202,252
7,547	Dr Pepper Snapple Group, Inc. (a)	216,976
4,395	Molson Coors Brewing Co. (Class B)	213,949
5,202	Pepsi Bottling Group, Inc.	189,561
3,175	PepsiCo, Inc.	186,246
		1,587,116
	Biotechnology (1.2%)
3,306	Amgen, Inc. (a)	199,121
4,202	Biogen Idec, Inc. (a)	212,285
3,618	Celgene Corp. (a)	202,246
3,592	Cephalon, Inc. (a)	209,198
3,303	Genzyme Corp. (a)	187,379
4,153	Gilead Sciences, Inc. (a)	193,447
		1,203,676
	Building Products (0.2%)
13,454	Masco Corp.	173,826

	Capital Markets (2.8%)
6,414	Ameriprise Financial, Inc.	233,021
6,934	Bank of New York Mellon Corp. (The)	201,017
10,794	Charles Schwab Corp. (The)	206,705
103,311	E*Trade Financial Corp. (a)	180,794
7,095	Federated Investors, Inc. (Class B)	187,095
2,031	Franklin Resources, Inc.	204,319
1,147	Goldman Sachs Group, Inc. (The)	211,449

8,970	Invesco Ltd. (Bermuda)	$204,157
13,853	Janus Capital Group, Inc.	196,436
5,832	Legg Mason, Inc.	180,967
6,057	Morgan Stanley (b)	187,040
3,577	Northern Trust Corp.	208,038
3,623	State Street Corp.	190,570
4,106	T Rowe Price Group, Inc.	187,644
		2,779,252
	Chemicals (2.6%)
2,521	Air Products & Chemicals, Inc.	195,579
4,087	Airgas, Inc.	197,688
2,312	CF Industries Holdings, Inc.	199,364
7,855	Dow Chemical Co. (The)	204,780
3,488	Eastman Chemical Co.	186,747
4,310	Ecolab, Inc.	199,251
5,634	EI Du Pont de Nemours & Co.	181,077
3,624	FMC Corp.	203,850
5,335	International Flavors & Fragrances, Inc.	202,357
2,628	Monsanto Co.	203,407
3,523	PPG Industries, Inc.	205,074
2,429	Praxair, Inc.	198,425
3,569	Sigma-Aldrich Corp.	192,655
		2,570,254
	Commercial Banks (2.7%)
7,183	BB&T Corp.	195,665
6,202	Comerica, Inc.	184,013
18,546	Fifth Third Bancorp	187,871
13,685	First Horizon National Corp. (a)	181,059
43,699	Huntington Bancshares, Inc.	205,822
31,689	Keycorp	205,979
3,182	M&T Bank Corp.	198,302
23,469	Marshall & Ilsley Corp.	189,395
4,569	PNC Financial Services Group, Inc.	222,008
31,010	Regions Financial Corp.	192,572
8,018	SunTrust Banks, Inc.	180,806
8,352	US Bancorp	182,575
6,672	Wells Fargo & Co.	188,017
10,332	Zions BanCorp.	185,666
		2,699,750
	Commercial Services & Supplies (1.6%)
5,358	Avery Dennison Corp.	192,942
7,058	Cintas Corp.	213,928
6,724	Iron Mountain, Inc. (a)	179,262
7,492	Pitney Bowes, Inc.	186,176
7,380	Republic Services, Inc.	196,087
9,878	RR Donnelley & Sons Co.	210,006
3,957	Stericycle, Inc. (a)	191,717
6,181	Waste Management, Inc.	184,317
		1,554,435
	Communications Equipment (1.6%)
13,107	Ciena Corp. (a)	213,382
8,465	Cisco Systems, Inc. (a)	199,266
5,199	Harris Corp.	195,482
27,087	JDS Uniphase Corp. (a)	192,589
7,607	Juniper Networks, Inc. (a)	205,541
21,216	Motorola, Inc.	182,245
4,725	QUALCOMM, Inc.	212,531
28,018	Tellabs, Inc. (a)	193,885
		1,594,921

	Computers & Peripherals (2.4%)
1,028	Apple, Inc. (a)	$190,560
12,070	Dell, Inc. (a)	184,188
12,361	EMC Corp. (a)	210,632
4,366	Hewlett-Packard Co.	206,119
1,556	International Business Machines Corp.	186,113
8,665	Lexmark International, Inc. (Class A) (a)	186,644
8,324	NetApp, Inc. (a)	222,084
10,813	QLogic Corp. (a)	185,984
9,199	SanDisk Corp. (a)	199,618
22,986	Sun Microsystems, Inc. (a)	208,943
7,758	Teradata Corp. (a)	213,500
5,801	Western Digital Corp. (a)	211,911
		2,406,296
	Construction & Engineering (0.6%)
3,748	Fluor Corp.	190,586
4,329	Jacobs Engineering Group, Inc. (a)	198,917
8,768	Quanta Services, Inc. (a)	194,036
		583,539
	Construction Materials (0.2%)
3,660	Vulcan Materials Co.	197,896

	Consumer Finance (1.0%)
5,468	American Express Co.	185,365
5,603	Capital One Financial Corp.	200,195
13,083	Discover Financial Services	212,337
851	Mastercard, Inc. (Class A)	172,030
23,847	SLM Corp. (a)	207,946
		977,873
	Containers & Packaging (1.0%)
3,754	Ball Corp.	184,697
7,662	Bemis Co., Inc.	198,522
5,630	Owens-Illinois, Inc. (a)	207,747
7,158	Pactiv Corp. (a)	186,466
9,236	Sealed Air Corp.	181,303
		958,735
	Distributors (0.2%)
5,237	Genuine Parts Co.	199,320

	Diversified Consumer Services (0.6%)
2,754	Apollo Group, Inc. (Class A) (a)	202,887
3,620	DeVry, Inc.	200,258
11,267	H&R Block, Inc.	207,088
		610,233
	Diversified Financial Services (1.7%)
10,783	Bank of America Corp.	182,448
44,623	Citigroup, Inc. (c)	215,975
625	CME Group, Inc.	192,619
1,947	IntercontinentalExchange, Inc. (a)	189,229
4,627	JPMorgan Chase & Co.	202,755
7,859	Leucadia National Corp. (a)	194,275
8,058	Moody’s Corp.	164,867
8,403	NASDAQ OMX Group, Inc. (The) (a)	176,883
6,275	NYSE Euronext	181,285
		1,700,336
	Diversified Telecommunication Services (1.3%)
7,767	AT&T, Inc.	209,787
6,646	CenturyTel, Inc.	223,306
26,151	Frontier Communications Corp.	197,178
60,028	Qwest Communications International, Inc.	228,707

6,424	Verizon Communications, Inc.	$194,454
21,184	Windstream Corp.	214,594
		1,268,026
	Electric Utilities (2.7%)
7,601	Allegheny Energy, Inc.	201,579
6,553	American Electric Power Co., Inc.	203,077
12,055	Duke Energy Corp.	189,746
5,432	Edison International	182,407
2,349	Entergy Corp.	187,591
3,700	Exelon Corp.	183,594
4,047	FirstEnergy Corp.	185,029
3,454	FPL Group, Inc.	190,764
7,902	Northeast Utilities	187,594
13,831	Pepco Holdings, Inc.	205,805
6,360	Pinnacle West Capital Corp.	208,735
6,857	PPL Corp.	208,041
5,372	Progress Energy, Inc.	209,830
5,934	Southern Co.	187,930
		2,731,722
	Electrical Equipment (0.4%)
5,110	Emerson Electric Co.	204,809
4,755	Rockwell Automation, Inc.	202,563
		407,372
	Electronic Equipment, Instruments & Components (1.2%)
7,406	Agilent Technologies, Inc. (a)	206,109
5,009	Amphenol Corp. (Class A)	188,739
13,759	Corning, Inc.	210,650
7,062	FLIR Systems, Inc. (a)	197,524
16,930	Jabil Circuit, Inc.	227,032
10,027	Molex, Inc.	209,364
		1,239,418
	Energy Equipment & Services (2.4%)
4,640	Baker Hughes, Inc.	197,943
9,591	BJ Services Co.	186,353
4,904	Cameron International Corp. (a)	185,469
2,235	Diamond Offshore Drilling, Inc.	213,487
5,093	ENSCO International, Inc.	216,656
3,497	FMC Technologies, Inc. (a)	182,683
7,464	Halliburton Co.	202,424
10,198	Nabors Industries Ltd. (Bermuda) (a)	213,138
4,717	National Oilwell Varco, Inc. (a)	203,444
8,557	Rowan Cos., Inc.	197,410
3,396	Schlumberger Ltd. (Netherlands Antilles)	202,402
7,351	Smith International, Inc.	210,974
		2,412,383
	Food & Staples Retailing (1.8%)
3,304	Costco Wholesale Corp.	186,544
5,283	CVS Caremark Corp.	188,814
9,174	Kroger Co. (The)	189,351
9,743	Safeway, Inc.	192,132
12,295	SUPERVALU, Inc.	185,163
7,405	Sysco Corp.	184,014
4,192	Wal-Mart Stores, Inc.	205,785
5,544	Walgreen Co.	207,734
6,647	Whole Foods Market, Inc. (a)	202,667
		1,742,204
	Food Products (2.8%)
6,527	Archer-Daniels-Midland Co. (d)	190,719

6,506	Campbell Soup Co.	$212,226
8,632	ConAgra Foods, Inc.	187,142
10,331	Dean Foods Co. (a)	183,788
3,177	General Mills, Inc.	204,535
5,304	Hershey Co. (The)	206,113
5,290	HJ Heinz Co.	210,277
5,116	Hormel Foods Corp.	181,720
3,655	JM Smucker Co. (The)	193,752
4,303	Kellogg Co.	211,837
7,860	Kraft Foods, Inc. (Class A)	206,482
5,424	McCormick & Co., Inc.	184,091
17,798	Sara Lee Corp.	198,270
14,967	Tyson Foods, Inc. (Class A)	189,033
		2,759,985
	Gas Utilities (0.6%)
5,003	EQT Corp.	213,128
5,661	Nicor, Inc.	207,136
5,158	Questar Corp.	193,734
		613,998
	Health Care Equipment & Supplies (2.6%)
3,257	Baxter International, Inc.	185,681
2,990	Becton Dickinson and Co.	208,552
19,152	Boston Scientific Corp. (a)	202,820
8,716	CareFusion Corp. (a)	190,009
2,371	CR Bard, Inc.	186,384
5,779	DENTSPLY International, Inc.	199,607
4,434	Hospira, Inc. (a)	197,756
848	Intuitive Surgical, Inc. (a)	222,388
5,074	Medtronic, Inc.	186,723
5,464	St Jude Medical, Inc. (a)	213,151
4,455	Stryker Corp.	202,391
4,505	Varian Medical Systems, Inc. (a)	189,796
3,918	Zimmer Holdings, Inc. (a)	209,417
		2,594,675
	Health Care Providers & Services (3.2%)
6,254	Aetna, Inc. (a)	174,049
8,806	AmerisourceBergen Corp.	197,078
7,533	Cardinal Health, Inc.	201,884
6,416	CIGNA Corp.	180,226
9,227	Coventry Health Care, Inc. (a)	184,171
3,610	DaVita, Inc. (a)	204,470
2,661	Express Scripts, Inc. (a)	206,440
5,267	Humana, Inc. (a)	196,459
2,993	Laboratory Corp. of America Holdings (a)	196,640
3,546	McKesson Corp.	211,164
3,753	Medco Health Solutions, Inc. (a)	207,579
6,846	Patterson Cos., Inc. (a)	186,554
4,119	Quest Diagnostics, Inc.	214,971
37,452	Tenet Healthcare Corp. (a)	220,218
7,351	UnitedHealth Group, Inc.	184,069
3,862	WellPoint, Inc. (a)	182,904
		3,148,876
	Health Care Technology (0.2%)
12,950	IMS Health, Inc.	198,782

	Hotels, Restaurants & Leisure (2.0%)
6,441	Carnival Corp. (Units) (Panama) (e)	214,357
5,120	Darden Restaurants, Inc.	174,746
9,625	International Game Technology	206,745
7,365	Marriott International, Inc. (Class A)	203,200

3,685	McDonald’s Corp.	$210,303
9,157	Starbucks Corp. (a)	189,092
5,577	Starwood Hotels & Resorts Worldwide, Inc.	184,208
13,166	Wyndham Worldwide Corp.	214,869
3,038	Wynn Resorts Ltd. (a)	215,364
5,471	Yum! Brands, Inc.	184,701
		1,997,585
	Household Durables (2.3%)
4,227	Black & Decker Corp.	195,668
14,347	DR Horton, Inc.	163,699
4,590	Fortune Brands, Inc.	197,278
6,471	Harman International Industries, Inc.	219,237
10,396	KB Home	172,678
10,742	Leggett & Platt, Inc.	208,395
12,703	Lennar Corp. (Class A)	181,018
12,047	Newell Rubbermaid, Inc.	189,017
14,957	Pulte Homes, Inc.	164,377
5,713	Snap-On, Inc.	198,584
4,672	Stanley Works (The)	199,448
2,878	Whirlpool Corp.	201,345
		2,290,744
	Household Products (0.8%)
3,281	Clorox Co.	192,988
2,760	Colgate-Palmolive Co.	210,533
3,360	Kimberly-Clark Corp.	198,173
3,665	Procter & Gamble Co. (The)	212,277
		813,971
	Independent Power Producers & Energy Traders (0.6%)
13,210	AES Corp. (The) (a)	195,772
5,837	Constellation Energy Group, Inc.	188,944
96,376	Dynegy, Inc. (Class A) (a)	245,759
		630,475
	Industrial Conglomerates (0.6%)
2,742	3M Co.	202,360
12,734	General Electric Co. (d)	209,092
10,808	Textron, Inc.	205,136
		616,588
	Information Technology Services (2.0%)
4,525	Affiliated Computer Services, Inc. (Class A) (a)	245,119
4,866	Automatic Data Processing, Inc.	191,234
4,935	Cognizant Technology Solutions Corp. (Class A) (a)	190,787
3,947	Computer Sciences Corp. (a)	208,046
16,808	Convergys Corp. (a)	167,072
7,625	Fidelity National Information Services, Inc.	194,514
3,845	Fiserv, Inc. (a)	185,329
7,078	Paychex, Inc.	205,616
13,021	Total System Services, Inc.	209,768
10,741	Western Union Co. (The)	203,220
		2,000,705
	Insurance (4.2%)
4,447	Aflac, Inc.	190,065
6,827	Allstate Corp. (The)	209,043
4,763	American International Group, Inc. (a)	210,096
4,611	AON Corp.	187,622
5,943	Assurant, Inc.	190,533
4,030	Chubb Corp.	203,152
7,641	Cincinnati Financial Corp.	198,590
16,113	Genworth Financial, Inc. (Class A)	192,550

7,722	Hartford Financial Services Group, Inc. (f)	$204,633
7,226	Lincoln National Corp.	187,226
5,726	Loews Corp.	196,115
8,798	Marsh & McLennan Cos., Inc.	217,574
27,156	MBIA, Inc. (a)	210,731
5,191	MetLife, Inc.	197,621
6,720	Principal Financial Group, Inc.	184,061
11,450	Progressive Corp. (The) (a)	189,841
3,988	Prudential Financial, Inc.	199,041
4,387	Torchmark Corp.	190,527
4,435	Travelers Cos., Inc. (The)	218,335
9,355	Unum Group	200,571
12,440	XL Capital Ltd. (Class A) (Cayman Islands)	217,202
		4,195,129
	Internet & Catalog Retail (0.4%)
2,327	Amazon.com, Inc. (a)	217,249
7,766	Expedia, Inc. (a)	185,995
		403,244
	Internet Software & Services (1.0%)
11,193	Akamai Technologies, Inc. (a)	220,278
7,810	eBay, Inc. (a)	184,394
413	Google, Inc. (Class A) (a)	204,786
8,706	VeriSign, Inc. (a)	206,245
11,065	Yahoo!, Inc. (a)	197,068
		1,012,771
	Leisure Equipment & Products (0.6%)
37,925	Eastman Kodak Co.	181,281
6,577	Hasbro, Inc.	182,512
10,258	Mattel, Inc.	189,363
		553,156
	Life Sciences Tools & Services (1.0%)
4,115	Life Technologies Corp. (a)	191,553
2,900	Millipore Corp. (a)	203,957
10,426	PerkinElmer, Inc.	200,596
4,682	Thermo Fisher Scientific, Inc. (a)	204,463
3,797	Waters Corp. (a)	212,101
		1,012,670
	Machinery (2.1%)
3,933	Caterpillar, Inc.	201,881
4,128	Cummins, Inc.	184,976
2,868	Danaher Corp.	193,074
4,661	Deere & Co.	200,050
5,005	Dover Corp.	193,994
3,181	Eaton Corp.	180,013
2,085	Flowserve Corp.	205,456
4,667	Illinois Tool Works, Inc.	199,327
5,154	PACCAR, Inc.	194,357
5,562	Pall Corp.	179,541
3,445	Parker Hannifin Corp.	178,589
		2,111,258
	Media (3.2%)
16,675	CBS Corp. (Class B)	200,934
12,152	Comcast Corp. (Class A)	205,247
7,219	DIRECTV Group, Inc. (The) (a)	199,100
21,417	Gannett Co., Inc.	267,927
25,448	Interpublic Group of Cos., Inc. (a)	191,369
7,090	McGraw-Hill Cos., Inc. (The)	178,243
6,111	Meredith Corp.	182,963

22,739	New York Times Co. (The) (Class A)	$184,641
16,975	News Corp. (Class A)	203,530
4,982	Omnicom Group, Inc.	184,035
5,636	Scripps Networks Interactive, Inc. (Class A)	208,250
4,924	Time Warner Cable, Inc.	212,175
6,439	Time Warner, Inc.	185,314
6,954	Viacom, Inc. (Class B) (a)	194,990
7,191	Walt Disney Co. (The)	197,465
412	Washington Post Co. (The) (Class B)	192,849
		3,189,032
	Metals & Mining (1.5%)
8,399	AK Steel Holding Corp.	165,712
14,722	Alcoa, Inc.	193,153
5,452	Allegheny Technologies, Inc.	190,766
2,996	Freeport-McMoRan Copper & Gold, Inc. (Class B)	205,556
4,673	Newmont Mining Corp.	205,705
3,824	Nucor Corp.	179,766
20,760	Titanium Metals Corp.	199,088
3,878	United States Steel Corp.	172,067
		1,511,813
	Multi-Utilities (3.0%)
8,065	Ameren Corp.	203,883
16,821	Centerpoint Energy, Inc.	209,085
14,396	CMS Energy Corp.	192,906
4,714	Consolidated Edison, Inc.	192,991
6,120	Dominion Resources, Inc.	211,140
5,544	DTE Energy Co.	194,816
5,464	Integrys Energy Group, Inc.	196,103
14,242	NiSource, Inc.	197,821
5,116	PG&E Corp.	207,147
5,942	Public Service Enterprise Group, Inc.	186,817
5,351	SCANA Corp.	186,750
3,733	Sempra Energy	185,941
13,540	TECO Energy, Inc.	190,643
4,642	Wisconsin Energy Corp.	209,679
10,494	Xcel Energy, Inc.	201,905
		2,967,627
	Multiline Retail (1.6%)
7,917	Big Lots, Inc. (a)	198,083
7,194	Family Dollar Stores, Inc.	189,922
6,088	JC Penney Co., Inc.	205,470
3,702	Kohl’s Corp. (a)	211,199
11,653	Macy’s, Inc.	213,134
6,591	Nordstrom, Inc.	201,289
2,791	Sears Holdings Corp. (a)	182,280
3,897	Target Corp.	181,912
		1,583,289
	Office Electronics (0.2%)
20,052	Xerox Corp.	155,202

	Oil, Gas & Consumable Fuels (5.5%)
3,328	Anadarko Petroleum Corp.	208,765
2,149	Apache Corp.	197,343
5,450	Cabot Oil & Gas Corp.	194,838
7,545	Chesapeake Energy Corp.	214,278
2,892	Chevron Corp.	203,684
4,061	ConocoPhillips	183,395
4,455	Consol Energy, Inc.	200,965
13,373	Denbury Resources, Inc. (a)	202,333
2,906	Devon Energy Corp.	195,661

18,904	El Paso Corp.	$195,089
2,505	EOG Resources, Inc.	209,193
2,715	Exxon Mobil Corp.	186,276
3,764	Hess Corp.	201,223
6,266	Marathon Oil Corp.	199,885
6,052	Massey Energy Co.	168,790
3,163	Murphy Oil Corp.	182,094
2,898	Noble Energy, Inc.	191,152
2,509	Occidental Petroleum Corp.	196,706
4,907	Peabody Energy Corp.	182,639
5,386	Pioneer Natural Resources Co.	195,458
3,708	Range Resources Corp.	183,027
4,317	Southwestern Energy Co. (a)	184,250
9,814	Spectra Energy Corp.	185,877
7,387	Sunoco, Inc.	210,160
13,607	Tesoro Corp.	203,833
10,390	Valero Energy Corp.	201,462
11,205	Williams Cos., Inc. (The)	200,233
4,429	XTO Energy, Inc.	183,006
		5,461,615
	Paper & Forest Products (0.6%)
9,080	International Paper Co.	201,848
8,305	MeadWestvaco Corp.	185,285
5,299	Weyerhaeuser Co.	194,208
		581,341
	Personal Products (0.4%)
6,258	Avon Products, Inc.	212,521
5,710	Estee Lauder Cos., Inc. (The) (Class A)	211,727
		424,248
	Pharmaceuticals (2.7%)
4,135	Abbott Laboratories	204,558
3,484	Allergan, Inc.	197,752
9,329	Bristol-Myers Squibb Co.	210,089
5,784	Eli Lilly & Co.	191,046
7,094	Forest Laboratories, Inc. (a)	208,847
3,456	Johnson & Johnson	210,436
17,684	King Pharmaceuticals, Inc. (a)	190,457
6,250	Merck & Co., Inc.	197,688
12,399	Mylan, Inc. (a)	198,508
12,725	Pfizer, Inc.	210,599
7,514	Schering-Plough Corp.	212,270
5,707	Watson Pharmaceuticals, Inc. (a)	209,104
4,376	Wyeth	212,586
		2,653,940
	Professional Services (0.8%)
2,829	Dun & Bradstreet Corp.	213,080
6,600	Equifax, Inc.	192,324
10,692	Monster Worldwide, Inc. (a)	186,896
6,933	Robert Half International, Inc.	173,464
		765,764
	Real Estate Investment Trusts (REITs) (2.7%)
14,017	Apartment Investment & Management Co. (Class A)	206,751
2,717	AvalonBay Communities, Inc.	197,607
2,979	Boston Properties, Inc.	195,273
5,988	Equity Residential	183,832
6,992	HCP, Inc.	200,950
4,724	Health Care REIT, Inc.	196,613
18,191	Host Hotels & Resorts, Inc.	214,108
14,063	Kimco Realty Corp.	183,382

6,606	Plum Creek Timber Co., Inc.	$202,408
15,147	ProLogis	180,552
2,658	Public Storage	199,988
2,570	Simon Property Group, Inc.	178,435
5,396	Ventas, Inc.	207,746
2,789	Vornado Realty Trust	179,639
		2,727,284
	Real Estate Management & Development (0.2%)
16,835	CB Richard Ellis Group, Inc. (Class A) (a)	197,643

	Road & Rail (0.9%)
2,286	Burlington Northern Santa Fe Corp.	182,491
4,643	CSX Corp.	194,356
4,178	Norfolk Southern Corp.	180,114
4,615	Ryder System, Inc.	180,262
3,292	Union Pacific Corp.	192,088
		929,311
	Semiconductors & Semiconductor Equipment (3.6%)
36,860	Advanced Micro Devices, Inc. (a)	208,628
9,916	Altera Corp.	203,377
7,063	Analog Devices, Inc.	194,797
14,748	Applied Materials, Inc.	197,623
6,354	Broadcom Corp. (Class A) (a)	195,004
10,114	Intel Corp.	197,931
5,349	Kla-Tencor Corp.	191,815
7,252	Linear Technology Corp.	200,373
38,012	LSI Corp. (a)	208,686
10,036	MEMC Electronic Materials, Inc. (a)	166,899
7,687	Microchip Technology, Inc.	203,705
25,623	Micron Technology, Inc. (a)	210,109
12,878	National Semiconductor Corp.	183,769
9,269	Novellus Systems, Inc. (a)	194,464
12,490	Nvidia Corp. (a)	187,725
20,936	Teradyne, Inc. (a)	193,658
7,900	Texas Instruments, Inc.	187,151
9,210	Xilinx, Inc.	215,698
		3,541,412
	Software (3.1%)
5,762	Adobe Systems, Inc. (a)	190,376
8,075	Autodesk, Inc. (a)	192,185
5,502	BMC Software, Inc. (a)	206,490
9,334	CA, Inc.	205,255
5,349	Citrix Systems, Inc. (a)	209,841
27,039	Compuware Corp. (a)	198,196
11,241	Electronic Arts, Inc. (a)	214,141
6,845	Intuit, Inc. (a)	195,083
4,937	McAfee, Inc. (a)	216,191
8,317	Microsoft Corp. (d)	215,327
43,954	Novell, Inc. (a)	198,233
8,792	Oracle Corp.	183,225
8,130	Red Hat, Inc. (a)	224,713
3,268	Salesforce.com, Inc. (a)	186,047
12,146	Symantec Corp. (a)	200,045
		3,035,348
	Specialty Retail (3.3%)
5,536	Abercrombie & Fitch Co. (Class A)	182,024
11,724	AutoNation, Inc. (a)	211,970
1,381	AutoZone, Inc. (a)	201,930
4,840	Bed Bath & Beyond, Inc. (a)	181,694
5,015	Best Buy Co., Inc.	188,163

7,842	GameStop Corp. (Class A) (a)	$207,578
8,633	Gap, Inc. (The)	184,746
6,808	Home Depot, Inc. (The)	181,365
9,193	Lowe’s Cos., Inc.	192,501
11,275	Ltd. Brands, Inc.	191,562
5,079	O’Reilly Automotive, Inc. (a)	183,555
30,126	Office Depot, Inc. (a)	199,434
12,485	RadioShack Corp.	206,876
3,064	Sherwin-Williams Co. (The)	184,330
9,021	Staples, Inc.	209,468
5,421	Tiffany & Co.	208,871
5,249	TJX Cos., Inc.	195,000
		3,311,067
	Textiles, Apparel & Luxury Goods (0.8%)
6,172	Coach, Inc.	203,182
3,585	NIKE, Inc. (Class B)	231,950
2,783	Polo Ralph Lauren Corp.	213,233
2,617	VF Corp.	189,549
		837,914
	Thrifts & Mortgage Finance (0.4%)
13,774	Hudson City Bancorp, Inc.	181,128
11,712	People’s United Financial, Inc.	182,239
		363,367
	Tobacco (0.8%)
11,698	Altria Group, Inc.	208,341
2,793	Lorillard, Inc.	207,520
4,114	Philip Morris International, Inc.	200,516
4,288	Reynolds American, Inc.	190,902
		807,279
	Trading Companies & Distributors (0.4%)
5,389	Fastenal Co.	208,554
2,162	WW Grainger, Inc.	193,197
		401,751
	Wireless Telecommunication Services (0.6%)
5,052	American Tower Corp. (Class A) (a)	183,893
20,719	MetroPCS Communications, Inc. (a)	193,930
49,088	Sprint Nextel Corp. (a)	193,897
		571,720
	Total Common Stocks (Cost $64,345,660)	98,681,444

NUMBER OF SHARES (000)
	Short-Term Investment (g)(0.7%)
	Investment Company
656	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $655,966)		655,966

	Total Investments (Cost $65,001,626) (h)(i)	100.0%	99,337,410
	Other Assets in Excess of Liabilities	(0.0)	49,110
	Net Assets	100.0%	$99,386,520

CR	Custodial Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)

For the nine months ended September 30, 2009, the cost of purchases and the proceeds sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $28,760 and $108,597, respectively, including net realized losses of $42,641.

(c)

For the four months ended September 30, 2009, the cost of purchases and the proceeds sales of Citigroup, Inc. common stock, an affiliate of the Portfolio, was $3,576 and $28,243, respectively, including net realized losses of $101,695.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.
(e)	Consists of one or more class of securities traded together as a unit; stocks with attached paired trust shares.
(f)

For the nine months ended September 30, 2009, the cost of purchases and the proceeds sales of Hartford Financial Service Group common stock, an affiliate of the Portfolio, was $75,460 and $211,683, respectively, including net realized gains of $18,508.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(h)	Securities have been designated as collateral in connection with open futures contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
15	Long	S&P 500 E-MINI, December 2009	$789,675	$(4,280)
		Net Unrealized Depreciation		$(4,280)

MS Select Equally-Weighted S&P 500

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$2,363,878	$2,363,878	—	—
Air Freight & Logistics	780,336	780,336	—	—
Airlines	188,525	188,525	—	—
Auto Components	367,007	367,007	—	—
Automobiles	410,536	410,536	—	—
Beverages	1,587,116	1,587,116	—	—
Biotechnology	1,203,676	1,203,676	—	—
Building Products	173,826	173,826	—	—
Capital Markets	2,779,252	2,779,252	—	—
Chemicals	2,570,254	2,570,254	—	—
Commercial Banks	2,699,750	2,699,750	—	—
Commercial Services & Supplies	1,554,435	1,554,435	—	—
Communications Equipment	1,594,921	1,594,921	—	—
Computers & Peripherals	2,406,296	2,406,296	—	—
Construction & Engineering	583,539	583,539	—	—
Construction Materials	197,896	197,896	—	—
Consumer Finance	977,873	977,873	—	—
Containers & Packaging	958,735	958,735	—	—
Distributors	199,320	199,320	—	—
Diversified Consumer Services	610,233	610,233	—	—
Diversified Financial Services	1,700,336	1,700,336	—	—
Diversified Telecommunication Services	1,268,026	1,268,026	—	—
Electric Utilities	2,731,722	2,731,722	—	—
Electrical Equipment	407,372	407,372	—	—
Electronic Equipment, Instruments & Components	1,239,418	1,239,418	—	—
Energy Equipment & Services	2,412,383	2,412,383	—	—
Food & Staples Retailing	1,742,204	1,742,204	—	—
Food Products	2,759,985	2,759,985	—	—
Gas Utilities	613,998	613,998	—	—
Health Care Equipment & Supplies	2,594,675	2,594,675	—	—
Health Care Providers & Services	3,148,876	3,148,876	—	—
Health Care Technology	198,782	198,782	—	—
Hotels, Restaurants & Leisure	1,997,585	1,997,585	—	—
Household Durables	2,290,744	2,290,744	—	—
Household Products	813,971	813,971	—	—
Independent Power Producers & Energy Traders	630,475	630,475	—	—
Industrial Conglomerates	616,588	616,588	—	—
Information Technology Services	2,000,705	2,000,705	—	—
Insurance	4,195,129	4,195,129	—	—
Internet & Catalog Retail	403,244	403,244	—	—
Internet Software & Services	1,012,771	1,012,771	—	—
Leisure Equipment & Products	553,156	553,156	—	—
Life Sciences Tools & Services	1,012,670	1,012,670	—	—
Machinery	2,111,258	2,111,258	—	—
Media	3,189,032	3,189,032	—	—
Metals & Mining	1,511,813	1,511,813	—	—
Multi-Utilities	2,967,627	2,967,627	—	—
Multiline Retail	1,583,289	1,583,289	—	—
Office Electronics	155,202	155,202	—	—
Oil, Gas & Consumable Fuels	5,461,615	5,461,615	—	—
Paper & Forest Products	581,341	581,341	—	—
Personal Products	424,248	424,248	—	—
Pharmaceuticals	2,653,940	2,653,940	—	—
Professional Services	765,764	765,764	—	—
Real Estate Investment Trusts	2,727,284	2,727,284	—	—
Real Estate Management & Development	197,643	197,643	—	—
Road & Rail	929,311	929,311	—	—
Semiconductors & Semiconductor Equipment	3,541,412	3,541,412	—	—
Software	3,035,348	3,035,348	—	—
Specialty Retail	3,311,067	3,311,067	—	—
Textiles, Apparel & Luxury Goods	837,914	837,914	—	—
Thrifts & Mortgage Finance	363,367	363,367	—	—
Tobacco	807,279	807,279	—	—
Trading Companies & Distributors	401,751	401,751	—	—
Wireless Telecommunication Services	571,720	571,720	—	—
Total Common Stocks	98,681,444	98,681,444	—	—
Short-Term Investments - Investment Company	655,966	655,966	—	—
Total	$99,337,410	$99,337,410	—	—
Liabilities:
Futures	$(4,280)	$(4,280)	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$0
Net purchases (sales)	(571)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	571
Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to- market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event - Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco.  It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Select Dimensions - Capital Growth Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Air Freight & Logistics (3.5%)
7,385	C.H. Robinson Worldwide, Inc.	$426,484
16,593	Expeditors International of Washington, Inc.	583,244
		1,009,728
	Chemicals (4.4%)
16,670	Monsanto Co.	1,290,258

	Communications Equipment (5.2%)
29,826	Cisco Systems, Inc. (a)	702,104
5,000	QUALCOMM, Inc.	224,900
8,766	Research In Motion Ltd. (Canada) (a)	592,143
		1,519,147
	Computers & Peripherals (6.7%)
10,477	Apple, Inc. (a)	1,942,122

	Construction Materials (2.6%)
25,517	Cemex SAB de CV (ADR) (Mexico) (a)	329,679
4,511	Martin Marietta Materials, Inc.	415,328
		745,007
	Consumer Finance (2.0%)
16,777	American Express Co.	568,740

	Distributors (2.9%)
206,000	Li & Fung Ltd. (Bermuda) (b)	830,640

	Diversified Financial Services (6.7%)
96,469	BM&F Bovespa SA (Brazil)	712,790
1,743	CME Group, Inc.	537,175
28,166	Leucadia National Corp. (a)	696,264
		1,946,229
	Electrical Equipment (0.7%)
1,306	First Solar, Inc. (a)	199,635

	Health Care Equipment & Supplies (1.9%)
3,756	Gen-Probe, Inc. (a)	155,649
1,524	Intuitive Surgical, Inc. (a)	399,669
		555,318
	Hotels, Restaurants & Leisure (7.4%)
24,820	Las Vegas Sands Corp. (a)	417,969
36,302	Starbucks Corp. (a)	749,636
13,618	Wynn Resorts Ltd. (a)	965,380
		2,132,985
	Information Technology Services (6.0%)
3,913	Mastercard, Inc. (Class A)	791,013
42,872	Redecard SA (Brazil)	662,827
4,238	Visa, Inc. (Class A)	292,888
		1,746,728
	Insurance (3.5%)
169	Berkshire Hathaway, Inc. (Class B) (a)	561,587
12,881	Loews Corp.	441,174
		1,002,761
	Internet & Catalog Retail (6.4%)
19,822	Amazon.com, Inc. (a)	1,850,582

	Internet Software & Services (14.1%)
1,786	Baidu, Inc. (ADR) (Cayman Islands) (a)	698,415
20,643	eBay, Inc. (a)	487,381
3,822	Google, Inc. (Class A) (a)	1,895,139
61,200	Tencent Holdings Ltd. (Cayman Islands)	995,777
		4,076,712

1

	Life Sciences Tools & Services (2.7%)
18,449	Illumina, Inc. (a)	$784,083

	Media (0.7%)
7,576	McGraw-Hill Cos., Inc. (The)	190,461

	Multiline Retail (0.8%)
3,616	Sears Holdings Corp. (a)	236,161

	Oil, Gas & Consumable Fuels (5.6%)
8,336	Range Resources Corp.	411,465
24,733	Ultra Petroleum Corp. (Canada) (a)	1,210,928
		1,622,393
	Pharmaceuticals (1.3%)
6,666	Allergan, Inc.	378,362

	Professional Services (1.3%)
8,176	Corporate Executive Board Co. (The)	203,582
10,164	Monster Worldwide, Inc. (a)	177,667
		381,249
	Real Estate Management & Development (3.9%)
49,711	Brookfield Asset Management, Inc. (Class A) (Canada)	1,128,937

	Software (4.4%)
12,613	Adobe Systems, Inc. (a)	416,733
10,858	Salesforce.com, Inc. (a)	618,146
5,899	VMware, Inc. (Class A) (a)	236,963
		1,271,842
	Transportation Infrastructure (1.3%)
114,000	China Merchants Holdings International Co., Ltd. (Hong Kong)	378,036

	Wireless Telecommunication Services (1.5%)
10,275	America Movil SAB de CV (Series L) (ADR) (Mexico)	450,353
	Total Common Stocks (Cost $26,983,460)	28,238,469

NUMBER OF SHARES (000)
	Short-Term Investment (c)(2.6%)
	Investment Company
756	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $756,341)		756,341

	Total Investments (Cost $27,739,801) (d)	100.1%	28,994,810
	Liabilities in Excess of Other Assets	(0.1)	(24,586)
	Net Assets	100.0%	$28,970,224

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

2

MS Select Capital Growth

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                Level 1 – unadjusted quoted prices in active markets for identical investments

•                                Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Air Freight & Logistics	$1,009,728	$1,009,728	—	—
Chemicals	1,290,258	1,290,258	—	—
Communications Equipment	1,519,147	1,519,147	—	—
Computers & Peripherals	1,942,122	1,942,122	—	—
Construction Materials	745,007	745,007	—	—
Consumer Finance	568,740	568,740	—	—
Distributors	830,640	830,640	—	—
Diversified Financial Services	1,946,229	1,946,229	—	—
Electrical Equipment	199,635	199,635	—	—
Health Care Equipment & Supplies	555,318	555,318	—	—
Hotels, Restaurants & Leisure	2,132,985	2,132,985	—	—
Information Technology Services	1,746,728	1,746,728	—	—
Insurance	1,002,761	1,002,761	—	—
Internet & Catalog Retail	1,850,582	1,850,582	—	—
Internet Software & Services	4,076,712	4,076,712	—	—
Life Sciences Tools & Services	784,083	784,083	—	—
Media	190,461	190,461	—	—
Multiline Retail	236,161	236,161	—	—
Oil, Gas & Consumable Fuels	1,622,393	1,622,393	—	—
Pharmaceuticals	378,362	378,362	—	—
Professional Services	381,249	381,249	—	—
Real Estate Management & Development	1,128,937	1,128,937	—	—
Software	1,271,842	1,271,842	—	—
Transportation Infrastructure	378,036	378,036	—	—
Wireless Telecommunication Services	450,353	450,353	—	—
Total Common Stocks	28,238,469	28,238,469	—	—
Short-Term Investments - Investment Company	756,341	756,341	—	—
Total	$28,994,810	$28,994,810	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$0
Net purchases (sales)	(2,051)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	2,051
Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.9%)
	Air Freight & Logistics (5.5%)
32,941	C.H. Robinson Worldwide, Inc.	$1,902,343
79,021	Expeditors International of Washington, Inc.	2,777,588
		4,679,931
	Chemicals (6.0%)
66,630	Monsanto Co.	5,157,162

	Communications Equipment (5.7%)
92,098	Cisco Systems, Inc. (a)	2,167,987
39,698	Research In Motion Ltd. (Canada) (a)	2,681,600
		4,849,587
	Computers & Peripherals (8.5%)
39,458	Apple, Inc. (a)	7,314,329

	Construction Materials (1.1%)
74,655	Cemex SAB de CV (ADR) (Mexico) (a)	964,543

	Distributors (3.7%)
792,000	Li & Fung Ltd. (Bermuda) (b)	3,193,528

	Diversified Financial Services (11.2%)
572,533	BM&F BOVESPA SA (Brazil)	4,230,333
8,160	CME Group, Inc.	2,514,830
116,650	Leucadia National Corp. (a)	2,883,588
		9,628,751
	Hotels, Restaurants & Leisure (4.2%)
51,236	Wynn Resorts Ltd. (a)	3,632,120

	Information Technology Services (4.5%)
19,022	Mastercard, Inc. (Class A)	3,845,297

	Insurance (2.4%)
624	Berkshire Hathaway, Inc. (Class B) (a)	2,073,552

	Internet & Catalog Retail (8.5%)
78,564	Amazon.com, Inc. (a)	7,334,735

	Internet Software & Services (18.1%)
9,043	Baidu, Inc. (ADR) (Cayman Islands) (a)	3,536,265
14,438	Google, Inc. (Class A) (a)	7,159,082
295,200	Tencent Holdings Ltd. (Cayman Islands)	4,803,159
		15,498,506
	Life Sciences Tools & Services (3.3%)
65,754	Illumina, Inc. (a)	2,794,545

	Oil, Gas & Consumable Fuels (7.7%)
134,123	Ultra Petroleum Corp. (Canada) (a)	6,566,662

	Professional Services (0.9%)
31,163	Corporate Executive Board Co. (The)	775,959

	Real Estate Management & Development (4.9%)
185,276	Brookfield Asset Management, Inc. (Class A) (Canada)	4,207,618

	Software (2.7%)
40,540	Salesforce.com, Inc. (a)	2,307,942

	Total Common Stocks (Cost $81,620,172)	84,824,767

NUMBER OF
SHARES (000)
	Short-Term Investment (c)(1.2%)
	Investment Company
1,054	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,054,329)		1,054,329

	Total Investments (Cost $82,674,501) (d)	100.1%	85,879,096
	Liabilities in Excess of Other Assets	(0.1)	(61,724)
	Net Assets	100.0%	$85,817,372

ADR	American Depositary Receipt.
(a)	Non-income producing security.

1

(b)	Security trades on a Hong Kong exchange.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

2

MS Select Focus Growth

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Air Freight & Logistics	$4,679,931	$4,679,931	—	—
Chemicals	5,157,162	5,157,162	—	—
Communications Equipment	4,849,587	4,849,587	—	—
Computers & Peripherals	7,314,329	7,314,329	—	—
Construction Materials	964,543	964,543	—	—
Distributors	3,193,528	3,193,528	—	—
Diversified Financial Services	9,628,751	9,628,751	—	—
Hotels, Restaurants & Leisure	3,632,120	3,632,120	—	—
Information Technology Services	3,845,297	3,845,297	—	—
Insurance	2,073,552	2,073,552	—	—
Internet & Catalog Retail	7,334,735	7,334,735	—	—
Internet Software & Services	15,498,506	15,498,506	—	—
Life Sciences Tools & Services	2,794,545	2,794,545	—	—
Oil, Gas & Consumable Fuels	6,566,662	6,566,662	—	—
Professional Services	775,959	775,959	—	—
Real Estate Management & Development	4,207,618	4,207,618	—	—
Software	2,307,942	2,307,942	—	—
Total Common Stocks	84,824,767	84,824,767	—	—
Short-Term Investments - Investment Company	1,054,329	1,054,329	—	—
Total	$85,879,096	85,879,096	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.0%)
	Air Freight & Logistics (2.4%)
14,567	Expeditors International of Washington, Inc.	$512,030

	Capital Markets (4.6%)
10,878	Greenhill & Co., Inc.	974,451

	Chemicals (4.3%)
11,852	Monsanto Co.	917,345

	Communications Equipment (2.0%)
6,282	Research In Motion Ltd. (Canada) (a)	424,349

	Computers & Peripherals (6.5%)
7,459	Apple, Inc. (a)	1,382,675

	Construction Materials (1.1%)
17,972	Cemex SAB de CV (ADR) (Mexico) (a)	232,198

	Distributors (3.6%)
186,974	Li & Fung Ltd. (Bermuda) (b)	753,923

	Diversified Financial Services (6.9%)
69,354	BM&F BOVESPA SA (Brazil)	512,442
1,269	CME Group, Inc.	391,093
20,614	Leucadia National Corp. (a)	509,578
1,924	MSCI, Inc. (Class A) (a)	56,989
		1,470,102
	Health Care Technology (2.9%)
15,937	athenahealth, Inc. (a)	611,503

	Hotels, Restaurants & Leisure (6.4%)
11,597	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	681,788
9,522	Wynn Resorts Ltd. (a)	675,014
		1,356,802
	Information Technology Services (6.2%)
4,181	Mastercard, Inc. (Class A)	845,189
30,863	Redecard SA (Brazil)	477,161
		1,322,350
	Internet & Catalog Retail (6.2%)
14,095	Amazon.com, Inc. (a)	1,315,909

	Internet Software & Services (16.2%)
2,023	Baidu, Inc. (ADR) (Cayman Islands) (a)	791,094
2,813	Google, Inc. (Class A) (a)	1,394,826
76,800	Tencent Holdings Ltd. (Cayman Islands)	1,249,602
		3,435,522
	Life Sciences Tools & Services (6.1%)
16,615	Illumina, Inc. (a)	706,138
9,384	Techne Corp.	586,969
		1,293,107
	Oil, Gas & Consumable Fuels (7.0%)
12,123	Range Resources Corp.	598,391
18,343	Ultra Petroleum Corp. (Canada) (a)	898,074
		1,496,465
	Professional Services (2.6%)
13,549	CoStar Group, Inc. (a)	558,490

	Real Estate Management & Development (3.8%)
35,902	Brookfield Asset Management, Inc. (Class A) (Canada)	815,334

	Semiconductors & Semiconductor Equipment (3.3%)
25,206	Tessera Technologies, Inc. (a)	702,995

	Software (2.9%)
10,618	Salesforce.com, Inc. (a)	604,483

	Total Common Stocks (Cost $17,436,549)	20,180,033

1

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (5.3%)
	Investment Company
1,118	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,117,816)		$1,117,816

	Total Investments (Cost $18,554,365) (d)	100.3%	21,297,849
	Liabilities in Excess of Other Assets	(0.3)	(56,131)
	Net Assets	100.0%	$21,241,718

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

2

MS Select Capital Opportunities

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Air Freight & Logistics	$512,030	$512,030	—	—
Capital Markets	974,451	974,451	—	—
Chemicals	917,345	917,345	—	—
Communications Equipment	424,349	424,349	—	—
Computers & Peripherals	1,382,675	1,382,675	—	—
Construction Materials	232,198	232,198	—	—
Distributors	753,923	753,923	—	—
Diversified Financial Services	1,470,102	1,470,102	—	—
Health Care Technology	611,503	611,503	—	—
Hotels, Restaurants & Leisure	1,356,802	1,356,802	—	—
Information Technology Services	1,322,350	1,322,350	—	—
Internet & Catalog Retail	1,315,909	1,315,909	—	—
Internet Software & Services	3,435,522	3,435,522	—	—
Life Sciences Tools & Services	1,293,107	1,293,107	—	—
Oil, Gas & Consumable Fuels	1,496,465	1,496,465	—	—
Professional Services	558,490	558,490	—	—
Real Estate Management & Development	815,334	815,334	—	—
Semiconductors & Semiconductor Equipment	702,995	702,995	—	—
Software	604,483	604,483	—	—
Total Common Stocks	20,180,033	20,180,033	—	—
Short-Term Investments - Investment Company	1,117,816	1,117,816.00	—	—
Total	$21,297,849	$21,297,849	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.0%)
	Air Freight & Logistics (4.4%)
9,746	C.H. Robinson Worldwide, Inc.	$562,831
20,219	Expeditors International of Washington, Inc.	710,698
		1,273,529
	Capital Markets (2.3%)
17,614	Calamos Asset Management, Inc. (Class A)	230,039
5,056	Greenhill & Co., Inc.	452,916
		682,955
	Chemicals (4.0%)
13,699	Intrepid Potash, Inc. (a)	323,159
23,932	Nalco Holding Co.	490,367
17,471	Rockwood Holdings, Inc. (a)	359,379
		1,172,905
	Commercial Services & Supplies (1.0%)
16,415	Covanta Holding Corp. (a)	279,055

	Communications Equipment (2.1%)
34,991	Palm, Inc. (a)	609,893

	Computers & Peripherals (2.1%)
21,955	Teradata Corp. (a)	604,202

	Construction & Engineering (0.9%)
10,019	Aecom Technology Corp. (a)	271,916

	Construction Materials (3.0%)
7,360	Martin Marietta Materials, Inc.	677,635
4,607	Texas Industries, Inc.	193,448
		871,083
	Distributors (3.7%)
264,185	Li & Fung Ltd. (Bermuda) (b)	1,065,255

	Diversified Consumer Services (3.0%)
6,668	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	536,441
1,564	Strayer Education, Inc.	340,451
		876,892
	Diversified Financial Services (4.7%)
4,683	IntercontinentalExchange, Inc. (a)	455,141
28,012	Leucadia National Corp. (a)	692,457
7,816	Moody’s Corp.	159,915
2,651	MSCI, Inc. (Class A) (a)	78,522
		1,386,035
	Electronic Equipment, Instruments & Components (1.6%)
56,100	Byd Co. Ltd. (Class H) (China) (a)	462,189

	Health Care Equipment & Supplies (3.9%)
10,832	Gen-Probe, Inc. (a)	448,878
1,508	Intuitive Surgical, Inc. (a)	395,473
8,766	Mindray Medical International Ltd. (ADR) (Cayman Islands)	286,122
		1,130,473
	Hotels, Restaurants & Leisure (9.6%)
16,975	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	997,960
24,758	Las Vegas Sands Corp. (a)	416,925
21,884	Starbucks Corp. (a)	451,905
13,222	Wynn Resorts Ltd. (a)	937,307
		2,804,097
	Household Durables (3.5%)
13,557	Gafisa SA (ADR) (Brazil)	411,590
3,865	Mohawk Industries, Inc. (a)	184,322
672	NVR, Inc. (a)	428,313
		1,024,225

1

	Information Technology Services (2.2%)
41,741	Redecard SA (Brazil)	$645,341

	Internet & Catalog Retail (4.1%)
4,623	NetFlix, Inc. (a)	213,444
5,939	Priceline.com, Inc. (a)	984,805
		1,198,249
	Internet Software & Services (10.0%)
22,917	Akamai Technologies, Inc. (a)	451,006
261,000	Alibaba.com Ltd. (Cayman Islands) (b)	606,190
2,932	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,146,559
3,790	Equinix, Inc. (a)	348,680
23,200	Tencent Holdings Ltd. (Cayman Islands)	377,484
		2,929,919
	Life Sciences Tools & Services (5.6%)
24,352	Illumina, Inc. (a)	1,034,960
9,793	Techne Corp.	612,552
		1,647,512
	Media (4.2%)
12,281	Discovery Communications, Inc. Ser C (a)	319,674
36,161	Groupe Aeroplan, Inc. (Canada)	334,371
11,491	Morningstar, Inc. (a)	558,003
		1,212,048
	Multiline Retail (0.8%)
3,701	Sears Holdings Corp. (a)	241,712

	Oil, Gas & Consumable Fuels (7.8%)
9,882	Petrohawk Energy Corp. (a)	239,243
16,539	Range Resources Corp.	816,365
24,677	Ultra Petroleum Corp. (Canada) (a)	1,208,186
		2,263,794
	Pharmaceuticals (1.3%)
6,752	Allergan, Inc.	383,244

	Professional Services (3.2%)
10,419	Corporate Executive Board Co. (The)	259,433
8,394	IHS, Inc. (Class A) (a)	429,185
14,713	Monster Worldwide, Inc. (a)	257,184
		945,802
	Real Estate Management & Development (1.2%)
15,410	Brookfield Asset Management, Inc. (Class A) (Canada)	349,961

	Software (4.9%)
16,719	Autodesk, Inc. (a)	397,912
5,890	Rovi Corp. (a)	197,904
14,695	Salesforce.com, Inc. (a)	836,587
		1,432,403
	Specialty Retail (1.1%)
10,049	Abercrombie & Fitch Co. (Class A)	330,411

	Wireless Telecommunication Services (1.8%)
2,894	Millicom International Cellular SA (Luxembourg) (a)	210,510
10,831	NII Holdings, Inc. (a)	324,713
		535,223
	Total Common Stocks (Cost $30,163,036)	28,630,323

	Convertible Preferred Stock (0.6%)
	Biotechnology (0.6%)
14,664	Ironwood Pharmaceuticals (144A) (Cost $175,968) (c)(d)	175,968

2

NUMBER OF SHARES (000)
	Short-Term Investment (e)(1.2%)
	Investment Company
347	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $346,659)		$346,659

	Total Investments (Cost $30,685,663) (f)	99.8%	29,152,950
	Other Assets in Excess of Liabilities	0.2	47,628
	Net Assets	100.0%	$29,200,578

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Resale is restricted to qualified institutional investors.
(d)	Illiquid security.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

3

Forward Foreign Currency Contracts Open at September 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
HKD	50,219	$6,480	10/02/2009	$—
HKD	224,870	$29,014	10/02/2009	(1)
		Net Unrealized Depreciation		$(1)

Currency Abbreviations:
HKD	Hong Kong Dollar

4

MS Select Mid-Cap Growth

Fair Valuation Measurements

9/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Air Freight & Logistics	$1,273,529	$1,273,529	—	—
Capital Markets	682,955	682,955	—	—
Chemicals	1,172,905	1,172,905	—	—
Commercial Services & Supplies	279,055	279,055	—	—
Communications Equipment	609,893	609,893	—	—
Computers & Peripherals	604,202	604,202	—	—
Construction & Engineering	271,916	271,916	—	—
Construction Materials	871,083	871,083	—	—
Distributors	1,065,255	1,065,255	—	—
Diversified Consumer Services	876,892	876,892	—	—
Diversified Financial Services	1,386,035	1,386,035	—	—
Electronic Equipment, Instruments & Components	462,189	462,189	—	—
Health Care Equipment & Supplies	1,130,473	1,130,473	—	—
Hotels, Restaurants & Leisure	2,804,097	2,804,097	—	—
Household Durables	1,024,225	1,024,225	—	—
Information Technology Services	645,341	645,341	—	—
Internet & Catalog Retail	1,198,249	1,198,249	—	—
Internet Software & Services	2,929,919	2,929,919	—	—
Life Sciences Tools & Services	1,647,512	1,647,512	—	—
Media	1,212,048	1,212,048	—	—
Multiline Retail	241,712	241,712	—	—
Oil, Gas & Consumable Fuels	2,263,794	2,263,794	—	—
Pharmaceuticals	383,244	383,244	—	—
Professional Services	945,802	945,802	—	—
Real Estate Management & Development	349,961	349,961	—	—
Software	1,432,403	1,432,403	—	—
Specialty Retail	330,411	330,411	—	—
Wireless Telecommunication Services	535,223	535,223	—	—
Total Common Stocks	28,630,323	28,630,323	—	—
Convertible Preferred Stocks	175,968	—	—	$175,968
Short-Term Investments - Investment Company	346,659	346,659	—	—
Total	$29,152,950	$28,976,982	—	$175,968
Liabilities:
Forward Foreign Currency Contracts	$(1)	—	$(1)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$175,968
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$175,968

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009